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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

Evergreen International Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 5 of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Precious Metals Fund, for the year ended April 30, 2004. These 5 series have a October 31, 2004 fiscal year end.

Date of reporting period: April 30, 2004

Item 1 - Reports to Stockholders.

Evergreen Emerging Markets Growth Fund

Evergreen Emerging Markets Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.
Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Emerging Markets Growth Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

1

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

2

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Liu-Er Chen, CFA
International Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.
Morningstar's style box is based on a portfolio date as of 3/31/2004.
The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

6-month return with sales charge	1.99%	2.90%	6.89%	N/A

6-month return w/o sales charge	8.21%	7.90%	7.89%	8.39%

Average annual return*

1 year with sales charge	44.20%	46.99%	50.98%	N/A

1 year w/o sales charge	52.98%	51.99%	51.98%	53.36%

5 year	5.42%	5.61%	5.95%	6.98%

Since portfolio inception	1.68%	1.57%	1.57%	2.60%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Emerging Markets Growth Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) and the Consumer Price Index (CPI).

The MSCI EMF is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing market.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of April 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$11.14	$7.51	$6.72	$8.56	$9.32	$7.90
Income from investment operations
Net investment income (loss)	0.01	0.05	0.01	-0.02	-0.06	-0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.90	3.58	0.78[2]	-1.82	-0.70	1.44
Total from investment operations	0.91	3.63	0.79	-1.84	-0.76	1.43
Distributions to shareholders from
Net investment income	-0.13	0	0	0	0	-0.01
Net asset value, end of period	$11.92	$11.14	$7.51	$6.72	$8.56	$9.32
Total return[3]	8.21%	48.34%	11.76%	-21.50%	-8.15%	18.16%
Ratios and supplemental data
Net assets, end of period (thousands)	$33,076	$28,708	$19,302	$3,949	$6,331	$8,390
Ratios to average net assets
Expenses[4]	2.14%[5]	1.83%	1.79%	2.35%	2.18%	2.16%
Net investment income (loss)	0.16%[5]	0.55%	0.14%	-0.26%	-0.58%	-0.09%
Portfolio turnover rate	38%	87%	89%	45%	57%	205%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$10.48	$7.11	$6.41	$8.22	$9.01	$7.69
Income from investment operations
Net investment loss	-0.03	-0.02	-0.05	-0.07	-0.14	-0.08
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.86	3.39	0.75[2]	-1.74	-0.65	1.41
Total from investment operations	0.83	3.37	0.70	-1.81	-0.79	1.33
Distributions to shareholders from
Net investment income	-0.07	0	0	0	0	-0.01
Net asset value, end of period	$11.24	$10.48	$7.11	$6.41	$8.22	$9.01
Total return[3]	7.90%	47.40%	10.92%	-22.02%	-8.77%	17.32%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,265	$4,889	$3,616	$1,690	$2,379	$3,452
Ratios to average net assets
Expenses[4]	2.85%[5]	2.55%	2.63%	3.10%	2.93%	2.90%
Net investment loss	-0.53%[5]	-0.19%	-0.64%	-0.98%	-1.32%	-0.97%
Portfolio turnover rate	38%	87%	89%	45%	57%	205%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$10.48	$7.11	$6.42	$8.23	$9.02	$7.68
Income from investment operations
Net investment loss	-0.03	-0.03	-0.04	-0.07	-0.14	-0.08
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.85	3.40	0.73[2]	-1.74	-0.65	1.43
Total from investment operations	0.82	3.37	0.69	-1.81	-0.79	1.35
Distributions to shareholders from
Net investment income	-0.08	0	0	0	0	-0.01
Net asset value, end of period	$11.22	$10.48	$7.11	$6.42	$8.23	$9.02
Total return[3]	7.89%	47.40%	10.75%	-21.99%	-8.76%	17.60%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,509	$5,849	$2,950	$527	$578	$1,024
Ratios to average net assets
Expenses[4]	2.85%[5]	2.58%	2.57%	3.10%	2.93%	2.90%
Net investment loss	-0.52%[5]	-0.32%	-0.54%	-0.96%	-1.30%	-0.96%
Portfolio turnover rate	38%	87%	89%	45%	57%	205%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[2]
		Year Ended October 31,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$11.39	$7.66	$6.83	$8.67	$9.41	$7.96
Income from investment operations
Net investment income (loss)	0.03	0.08	0.03	0	-0.04	0
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.92	3.65	0.80[3]	-1.84	-0.70	1.47
Total from investment operations	0.95	3.73	0.83	-1.84	-0.74	1.47
Distributions to shareholders from
Net investment income	-0.16	0	0	0	0	-0.02
Net asset value, end of period	$12.18	$11.39	$7.66	$6.83	$8.67	$9.41
Total return	8.39%	48.69%	12.15%	-21.22%	-7.86%	18.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$199,852	$170,243	$136,714	$34,178	$47,992	$52,372
Ratios to average net assets
Expenses[4]	1.85%[5]	1.54%	1.55%	2.10%	1.94%	1.91%
Net investment income (loss)	0.48%[5]	0.88%	0.34%	0.02%	-0.36%	0.04%
Portfolio turnover rate	38%	87%	89%	45%	57%	205%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income (loss) per share is based on average shares outstanding during the period.

[3]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS- 93.9%
CONSUMER DISCRETIONARY- 7.2%
Auto Components 0.2%
Cheng Shin Rubber Industries Co., Ltd.	Taiwan	426,600	$ 496,972
Automobiles 1.1%
China Motor Co.	Taiwan	607,225	959,642
Hero Honda Motors, Ltd.	India	158,000	1,715,368
2,675,010
Electronic Equipment & Instruments- 2.0%
LG Electronics, Inc.	South Korea	80,000	4,854,477
Food & Staples Retailing 0.5%
C.P. 7-Eleven Public Co., Ltd.	Thailand	800,000	1,129,718
Hotels, Restaurants & Leisure 1.4%
Genting Berhad	Malaysia	167,000	725,132
Huangshan Tourism Development Co., Ltd.	China	200,000	90,000
Indian Hotels Co., Ltd., GDR	India	142,600	1,263,583
Shangri La Asia, Ltd.	Hong Kong	844,000	816,980
Tanjong plc	Malaysia	200,000	642,105
3,537,800
Household Durables 0.1%
Humax Co., Ltd.	South Korea	50,000	370,733
Media 1.1%
Grupo Televisa SA, ADR	Mexico	24,050	1,048,339
Hurriyet Gazetecilik ve Matbaacilik A.S.	Turkey	170,000,000	482,036
Television Broadcasts, Ltd.	Hong Kong	150,000	700,027
TV Azteca SA de CV, ADR	Mexico	50,000	457,500
2,687,902
Multi-line Retail 0.6%
Wal-Mart de Mexico SA de CV, Class V	Mexico	530,088	1,543,630
Specialty Retail 0.2%
Siam Makro Public Co., Ltd.	Thailand	380,000	436,891
Textiles, Apparel & Luxury Goods 0.0%
Far East Textile, Inc.	Taiwan	53,093	31,964
CONSUMER STAPLES 4.0%
Beverages 1.9%
Coca-Cola Femsa SA de CV, ADR	Mexico	60,000	1,275,600
Fomento Economico Mexicano SA, ADR, Ser. B	Mexico	60,004	2,623,375
Grupo Continental SA	Mexico	125,100	229,879
Grupo Modelo SA de CV, Ser. C	Mexico	230,000	575,151
4,704,005
Food & Staples Retailing 0.5%
President Chain Store Corp.	Taiwan	690,000	1,225,467
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.2%
Nien Made Enterprise	Taiwan	251,200	$ 434,798
Household Products 1.0%
Jenn Feng Industrial Co., Ltd. *	Taiwan	350,000	795,454
Kuala Lumpur Kepong Berhad	Malaysia	311,000	552,434
PT Unilever Indonesia Tbk	Indonesia	3,000,000	1,255,409
2,603,297
Personal Products 0.4%
Pacific Corp.	South Korea	6,500	1,038,693
ENERGY 11.5%
Energy Equipment & Services 0.4%
Unified Energy Systems, GDR	Russia	40,000	1,072,800
Oil & Gas 11.1%
China Oilfield	China	2,000,000	576,945
China Petroleum and Chemical Corp., ADR	China	50,000	1,724,000
Gail India, Ltd.	India	280,000	1,374,814
Indian Oil Corp., Ltd.	India	100,000	1,162,132
LUKOIL Holding, ADR	Russia	20,000	2,180,000
Mol Magyar Olaj Es Gazipari, GDR	Hungary	39,000	1,450,020
Petrochina Co., Ltd., ADR	China	25,000	1,078,250
Petroleo Brasileiro SA, ADR	Brazil	132,370	3,677,882
PTT Exploration & Production plc	Thailand	215,300	1,452,912
PTT Public Co.	Thailand	250,000	912,272
Pusan City Gas Co.	South Korea	15,000	151,489
Reliance Industries, Ltd., ADR 144A	India	40,400	1,030,200
S-Oil	South Korea	50,000	1,994,290
Sinopec Zhenhai Refining & Chemical Co., Ltd.	China	700,000	637,204
SK Corp. *	South Korea	80,913	3,392,781
Surgutneftegaz	Russia	4,000,000	1,690,000
Xinao Gas Holdings, Ltd.	Cayman Islands	1,000,000	432,709
YUKOS Corp., ADR	Russia	57,850	2,574,325
27,492,225
FINANCIALS 14.3%
Commercial Banks 11.6%
Akbank Turk Anonim Sirket	Turkey	199,999,510	929,903
Banco Bradesco SA, ADR	Brazil	45,000	1,829,250
Banco Itau SA	Brazil	9,890,000	783,266
Banco Itau SA, ADR	Brazil	20,000	792,800
Banco Santander, ADR	Chile	300	7,488
Bangkok Bank Public Co., Ltd. *	Thailand	280,000	685,829
Bank Hapoalim, Ltd.	Israel	400,000	1,032,033
Bank Leumi Le Israel	Israel	500,000	913,053
Bank of Mandiri	Indonesia	5,000,000	825,552
Bank of Philip Island	Philippines	500,000	433,036
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Bank Polska Kasa Opieki Grupa	Poland	20,068	$ 625,717
Bank Przemyslowo-Handlowy BPH	Poland	5,000	548,765
Bank Pan Indonesia	Indonesia	18,000,000	737,873
Cathay Financial Holding Co., Ltd., GDR	Taiwan	80,000	1,420,000
China Development Financial Holding Corp.	Taiwan	1,700,000	931,367
China Trust Financial Holding Co. *	Taiwan	616,136	662,133
Corpbanca SA, ADR	Chile	25,000	602,795
Equitable Pci Bank	Philippines	386,200	268,961
Grupo Financiero Banorte SA de CV, Ser. O *	Mexico	179,000	635,865
Hana Bank	South Korea	50,000	1,080,240
ICICI Bank, Ltd.	India	66,800	473,473
Komercni Banka AS	Czech Republic	4,000	439,769
Kookmin Bank *	South Korea	60,687	2,265,386
Malayan Banking Berhad	Malaysia	397,500	1,098,355
Metro Bank & Trust	Philippines	800,000	357,143
Public Bank Berhad *	Malaysia	812,500	639,309
Sberbank RF	Russia	4,000	1,532,000
Shinhan Financial Group Co., Ltd.	South Korea	64,000	1,115,439
Sime Darby Berhad	Malaysia	456,000	648,000
SinoPac Holdings Co.	Taiwan	2,141,874	1,115,425
Standard Bank Investment Corp., Ltd.	South Africa	200,000	1,158,136
Thailand Farmers Bank Public Co., Ltd. *	Thailand	415,000	503,062
Turkiye Garanti Bankasi SA *	Turkey	400,000,000	1,225,784
Uniao de Bancos Brasileiros SA, GDR	Brazil	30,000	588,000
28,905,207
Diversified Financial Services 1.5%
Ayala Corp.	Philippines	3,121,920	317,767
Daewoo Securities	South Korea	180,000	673,456
Haci Omer Sabanci Holdings	Turkey	353,005,202	1,150,158
Sabanci Holdings	Turkey	70,601,040	221,328
Samsung Securities Co. *	South Korea	65,584	1,355,445
3,718,154
Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	13,222	878,950
Real Estate 0.6%
China Everbright Pacific, Ltd.	Hong Kong	2,000,000	801,313
China Resources Beijing	Hong Kong	1,500,000	173,084
Henderson China Holdings, Ltd.	Hong Kong	500,000	240,394
New World China Land, Ltd. *	Hong Kong	1,000,000	221,803
1,436,594
Trading Companies & Distributors 0.2%
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	300,000	598,100
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 3.3%
Biotechnology 0.2%
Biocon	India	30,000	$ 404,767
LG Life Sciences, Ltd. *	South Korea	366	10,341
415,108
Health Care Equipment & Supplies 1.7%
LG Household & Health	South Korea	120,690	3,636,077
Zentiva AS	Slovakia	13,000	590,927
4,227,004
Pharmaceuticals 1.4%
Dr. Reddy's Laboratories, Ltd., ADR	India	40,000	784,000
LG Chemical, Ltd. *	South Korea	25,000	1,009,929
Richter Gedeon, Ltd. *	Hungary	10,000	1,017,799
Samchully Pharmaceutical Co., Ltd.	South Korea	10,000	545,447
Slovakofarma AS, ADR, 144A	Slovakia	55,000	160,798
3,517,973
INDUSTRIALS 6.3%
Airlines 0.5%
China Eastern Airline Corp., Ltd.	China	6,000,000	1,169,276
Commercial Services & Supplies 0.4%
Ase Test, Ltd. *	China	170,000	1,060,800
Construction & Engineering 0.3%
China Overseas Land & Investment, Ltd.	Hong Kong	1,800,000	300,011
Tae Young Corp.	South Korea	12,000	398,347
698,358
Industrial Conglomerates 1.9%
Beijing Beida Jade Universal Sci-Tech Co., Ltd.	China	3,000,000	303,858
Godrej & Boyce Co., Ltd.	India	55,369	229,158
Reliance Industries, Ltd.	India	338,217	4,003,540
YTL Corp.	Malaysia	193,800	235,620
4,772,176
Machinery 0.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	South Korea	100,000	1,022,713
Hangzhou Steam Turbine Co.	China	399,964	351,264
1,373,977
Marine 0.7%
Evergreen Marine Corp.	Taiwan	8,770	6,732
Malaysia International Shipping Corp.	Malaysia	400,000	1,326,316
Wan Hai Lines Co., Ltd.	Taiwan	390,320	326,637
1,659,685
Metals & Mining 0.2%
Aluminum Corporation China, Ltd., ADR	China	10,000	576,000
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.0%
Dazhong Transportation Co.	China	160,000	$ 115,360
Trading Companies & Distributors 0.7%
Sam Lip Industries	South Korea	105,000	489,496
Samsung Corp.	South Korea	110,000	1,312,481
1,801,977
Transportation Infrastructure 1.0%
Jiangsu Expressway	Hong Kong	3,400,000	1,558,393
Sichuan Expressway Co., Ltd.	Hong Kong	6,500,000	850,033
2,408,426
INFORMATION TECHNOLOGY 14.8%
Communications Equipment 1.1%
ECI Telecommunications, Ltd.	Israel	125,000	700,000
NICE Systems, Ltd., ADR	Israel	40,022	928,911
UTStarcom, Inc. *	Germany	40,000	1,054,000
2,682,911
Computers & Peripherals 0.7%
Quanta Computer, Inc.	Taiwan	822,060	1,732,215
Diversified Telecommunication Services 0.2%
Indosat, ADR	Peru	24,800	572,880
Electronic Equipment & Instruments 1.0%
Elec & Eltek International	Singapore	200,000	590,000
HannStar Display Corp. 144A	Taiwan	70,000	789,600
Lipman Electronic Engineering, Ltd.	Israel	9,200	409,400
Lipman Electronic Engineering, Ltd., ADR	Israel	14,900	688,666
Magal Security Systems, Ltd.	United States	10,556	135,117
2,612,783
Internet Software & Services 1.0%
Asiainfo Holdings Corp. *	Germany	100,000	510,000
Digital China Holdings, Ltd.	Bermuda	1,252,000	357,155
SINA Corp. *	China	40,000	1,140,000
Tom Online, Inc.	Cayman Islands	376,000	56,402
Tom.Com	Cayman Islands	1,500,000	332,705
2,396,262
Semiconductors & Semiconductor Equipment 9.7%
Advanced Semiconductor Engineering, Inc. *	Taiwan	1,309,685	1,088,119
Advanced Semiconductor Engineering, Inc., ADR	Taiwan	82,500	334,125
Amkor Technology, Inc. *	United States	25,000	202,000
Chartered Semiconductor Manufacturing, ADR *	Singapore	5,000	43,200
Samsung Electronics Co., Ltd.	South Korea	34,050	15,071,675
Semiconductor Manufacturing International Corp., ADR	Cayman Islands	150,000	1,753,500
Siliconware Precision Industries Co. *	Taiwan	770,020	676,839
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Siliconware Precision Industries Co., ADR	Taiwan	130,300	$ 573,320
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	848,818	1,469,206
Taiwan Semiconductor Manufacturing Co., Ltd., ADR *	Taiwan	200,000	1,906,000
United Microelectronics Corp. *	Taiwan	1,112,676	998,126
24,116,110
Software 1.1%
Patni Computer Systems, Ltd.	India	39,200	193,576
United Microelectronics Corp., ADR *	Taiwan	258,045	1,341,834
Webzen, Inc, ADR	South Korea	150,300	1,187,370
2,722,780
MATERIALS 11.8%
Chemicals 1.0%
Jilin Chemical Industrial Co., Ltd., Class (h)	China	2,500,000	391,041
Nan Ya Plastic Corp.	Taiwan	689,968	926,327
Sinopec Shanghai Petrochemical Co., Ltd.	China	1,200,000	403,862
Thai Petrochemical Industry Public Co., Ltd.	Thailand	1,600,000	343,914
Yizheng Chemical Fibre Co., Ltd.	China	2,000,000	364,116
2,429,260
Construction Materials 0.7%
Cemex S.A. de CV, ADR *	Mexico	20,414	601,192
Gujarat Ambuja Cements, Ltd.	India	66,000	493,627
Lafarge Malayan Cement Berhad	Malaysia	691,400	163,753
Semen Gresik	Indonesia	430,500	482,854
1,741,426
Metals & Mining 9.6%
Anglo American Platinum Corp.	South Africa	20,405	706,656
Anglo American plc	South Africa	98,260	1,974,193
Anglo American plc, ADR	South Africa	210,000	4,277,700
AngloGold Ashanti, Ltd., ADR	South Africa	60,000	1,885,200
China Steel, GDR	China	50,000	875,000
Companhia Vale do Rio Doce, ADR	Brazil	25,000	1,137,500
Compania de Minas Buenaventura SA, ADR	Peru	60,000	1,298,400
Gerdau SA	Brazil	48,750	513,681
Goldfields, Ltd., ADR	South Africa	170,000	1,728,900
Harmony Gold Mining, Ltd., ADR	South Africa	90,000	993,600
Hindalco Industries, Ltd.	India	100,000	2,506,634
Impala Platinum Holdings, Ltd.	South Africa	20,000	1,366,503
JSC MMC Norilsk Nickel, ADR	Russia	20,000	1,186,000
Minera El Brocal	Peru	450	1,227
Pohang Iron & Steel	South Korea	20,000	2,445,988
Posco Engineering & Construction Co., ADR	South Korea	10,000	307,500
Tata Iron & Steel Co., Ltd.	India	100,000	804,587
24,009,269
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.5%
Aracruz Celulose SA, ADR	Brazil	10,000	$ 311,400
Votorantim Celulose Papel SA, ADR	United States	30,000	942,000
1,253,400
TELECOMMUNICATION SERVICES 15.7%
Diversified Telecommunication Services 9.9%
Advance Telecomunicaciones SA *	Argentina	2,300	1
Cesky Telecom AS *	Czech Republic	37,008	471,669
China Unicom, Ltd., ADR	Hong Kong	280,000	2,158,800
Chunghwa Telecom Co., Ltd., ADR	Taiwan	50,000	834,000
CIA Anonima Nacional Telefonos de Venezuela, ADR	Venezuela	30,000	574,500
Companhia de Telecom de Chile SA, ADR	Chile	5,600	63,560
Golden Telecom Inc. *	Africa	20,000	565,400
KT Corp., ADR *	South Korea	330,000	6,105,000
KT Freetel, Ltd.	South Korea	51,000	828,014
Magyar Tavkozlesi Rt	Hungary	150,000	627,165
Mahanagar Telephone Nigam, Ltd. *	India	90,963	692,228
Philippine Long Distance Telephone Co., ADR	Philippines	20,000	393,200
PT Telekomunikasi Indonesia, ADR	Peru	10,000	181,000
Tele Centro Oeste Celular Participacoes SA, ADR	Brazil	100,000	856,000
Tele Norte Leste Participacoes SA, ADR	Brazil	60,039	710,862
Telecomasia Corp. plc *	Thailand	103,579	0
Telefonica De Argentina SA, ADR	Argentina	65,400	565,056
Telefonos de Mexico SA de CV, ADR	Mexico	110,088	3,758,404
Telekom Malaysia Berhad	Malaysia	423,000	1,051,934
Telekomunikacja Polaska SA *	Poland	490,000	1,992,267
Telemar Norte	Brazil	50,881,404	864,396
Telesp Telecomunicacoes de Sao Paulo SA	Brazil	24,600,000	366,241
Vads Berhad	Malaysia	5,000	4,474
Vimpel-Communications, ADR *	Russia	10,000	897,600
24,561,771
Wireless Telecommunications Services 5.8%
Advanced Info Service, Ltd., ADR	Thailand	390,000	857,786
America Movil S.A. de CV, ADR, Ser. L	Mexico	80,088	2,706,974
China Mobile Hong Kong, Ltd., ADR	Hong Kong	170,000	2,249,100
Linktone, Ltd., ADR	United States	70,000	589,400
Mobile Telesystems, ADR	Russia	5,600	604,576
SK Telecom Co., Ltd.	South Korea	8,570	1,460,775
SK Telecom Co., Ltd., ADR	South Korea	153,260	3,095,852
Tele Celular Sul Participacoes, ADR	Brazil	40,000	590,000
Telefonica Moviles *	Argentina	12,020	4
Telemig Celular Participacoes SA, ADR	Brazil	33,000	1,009,800
Turkcell Iletisim Hizmetleri, ADR *	Turkey	50,000	1,422,500
14,586,767
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2004 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 5.0%
Electric Utilities 3.7%
CEZ *	Czech Republic	100,000	$ 713,576
Companhia Brasileira, ADR	Brazil	15,000	267,000
Companhia Energetica de Minas Gerais	Spain	50,000	770,500
Companhia Paranaense de Energia-Copel, ADR	Brazil	230,000	777,400
Guangdon Electric Co., Ltd.	China	700,000	504,379
Huaneng Power International, Inc.	Hong Kong	2,000,000	1,871,867
Korea Electric Power Corp.	South Korea	100,440	1,643,540
Tata Power Co.	India	142,000	1,213,402
Zhejiang Southeast	China	2,000,000	1,524,000
9,285,664
Gas Utilities 0.8%
Gazprom Oao	Russia	60,000	1,854,000
Multi-Utilities & Unregulated Power 0.5%
Petroleos de Chile SA	Chile	51,863	365,730
Tenaga Nasional Berhad	Malaysia	374,000	949,763
1,315,493
Total Common Stocks (cost $186,767,654)			233,542,498
PREFERRED STOCKS 1.3%
CONSUMER STAPLES 0.5%
Beverages 0.3%
Companhia de Bebidas das Americas	Brazil	4,091,500	761,420
Food Products 0.2%
Perdigao SA	Brazil	55,820	499,382
MATERIALS 0.6%
Metals & Mining 0.6%
Companhia Vale do Rio Doce, ADR	Brazil	39,800	1,555,782
UTILITIES 0.2%
Electric Utilities 0.2%
Eletrobras SA, Class B	Brazil	40,000,000	445,955
Total Preferred Stocks (cost $1,842,303)			3,262,539
RIGHTS 0.1%
FINANCIALS 0.1%
Commercial Banks 0.1%
Nedcor, Ltd., expiring 5/03/2004 *	South Africa	72,916	156,667
HEALTH CARE 0.0%
Biotechnology 0.0%
LG Life Sciences, Ltd., expiring 5/18/2004* (h)	South Korea	53	0
Total Rights (cost $0)			156,667
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2004 (unaudited)

	Country	Shares	Value

EXCHANGE TRADED FUND 0.2%
iShares MSCI Malaysia Index Fund (cost $378,000)	United States	60,000	$ 394,200
SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen Institutional U.S. Government Money Market Fund (o)
(cost $8,740,165)	United States	8,740,165	8,740,165
Total Investments (cost $197,728,122) 99.0%			246,096,069
Other Assets and Liabilities 1.0%			2,605,022
Net Assets- 100.0%			$ 248,701,091

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
*	Non-income producing security
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	GDR Global Depository Receipt

The following table shows the percent of total investments by geographic location as of April 30, 2004:
South Korea	24.6%
Taiwan	8.7%
India	7.6%
Brazil	7.6%
Mexico	6.4%
South Africa	5.9%
Russia	5.6%
China	5.3%
Hong Kong	5.2%
United States	4.8%
Malaysia	3.3%
Thailand	2.6%
Israel	1.9%
Indonesia	1.4%
Poland	1.3%
Hungary	1.3%
Cayman Islands	1.1%
Peru	0.8%
Turkey	0.8%
Philippines	0.7%
Czech Republic	0.7%
Germany	0.6%
Chile	0.4%
Spain	0.3%
Slovakia	0.3%
Singapore	0.3%
Venezuela	0.2%
Argentina	0.2%
Bermuda	0.1%
100.0%
See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $197,728,122)	$ 246,096,069
Cash	110,288
Foreign currency, at value (cost $39,990)	39,927
Receivable for securities sold	2,822,803
Receivable for Fund shares sold	176,845
Dividends receivable	1,047,232
Prepaid expenses and other assets	23,784

Total assets	250,316,948

Liabilities
Payable for securities purchased	1,286,712
Payable for Fund shares redeemed	215,020
Advisory fee payable	24,571
Distribution Plan expenses payable	2,175
Due to other related parties	1,828
Accrued expenses and other liabilities	85,551

Total liabilities	1,615,857

Net assets	$ 248,701,091

Net assets represented by
Paid-in capital	$ 223,648,710
Overdistributed net investment income	(24,861)
Accumulated net realized losses on securities and foreign currency related transactions	(23,267,681)
Net unrealized gains on securities and foreign currency related transactions	48,344,923

Total net assets	$ 248,701,091

Net assets consists of
Class A	$ 33,075,704
Class B	6,265,074
Class C	9,508,725
Class I	199,851,588

Total net assets	$ 248,701,091

Shares outstanding
Class A	2,774,970
Class B	557,575
Class C	847,611
Class I	16,403,339

Net asset value per share
Class A	$ 11.92
Class A - Offering price (based on sales charge of 5.75%)	$ 12.65
Class B	$ 11.24
Class C	$ 11.22
Class I	$ 12.18

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004 (unaudited)

Investment income

Dividends (net of foreign withholding taxes of $382,380)	$ 2,852,594

Expenses
Advisory fee	1,672,958
Distribution Plan expenses
Class A	51,522
Class B	30,581
Class C	44,769
Administrative services fee	122,740
Transfer agent fees	101,207
Trustees' fees and expenses	1,451
Printing and postage expenses	24,321
Custodian and accounting fees	318,979
Registration and filing fees	30,888
Professional fees	12,398

Other	5,112

Total expenses	2,416,926
Less: Expense reductions	(704)
Fee waivers and expense reimbursements	(22,287)

Net expenses	2,393,935

Net investment income	458,659

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	26,219,402
Foreign currency related transactions	(182,982)

Net realized gains on securities and foreign currency related transactions	26,036,420
Net change in unrealized gains or losses on securities and foreign currency related transactions	(9,977,433)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	16,058,987

Net increase in net assets resulting from operations	$ 16,517,646

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004		Year Ended
	(unaudited)		October 31, 2003

Operations
Net investment income		$ 458,659		$ 1,345,548
Net realized gains on securities and
foreign currency related transactions		26,036,420		15,749,712
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(9,977,433)		53,217,161

Net increase in net assets resulting
from operations		16,517,646		70,312,421

Distributions to shareholders from
Net investment income
Class A		(353,757)		0
Class B		(32,102)		0
Class C		(53,920)		0
Class I		(2,457,529)		0

Total distributions to shareholders		(2,897,308)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,424,004	17,706,893	7,565,469	62,990,577
Class B	218,382	2,600,956	110,018	962,316
Class C	419,834	4,913,803	1,122,264	8,733,772
Class I	2,482,383	31,561,053	3,548,641	30,554,956

		56,782,705		103,241,621

Net asset value of shares issued in
reinvestment of distributions
Class A	25,183	291,872	0	0
Class B	2,287	25,045	0	0
Class C	4,083	44,660	0	0
Class I	94,547	1,119,435	0	0

		1,481,012		0

Automatic conversion of Class B shares
to Class A shares
Class A	19,908	251,025	37,324	312,942
Class B	(21,114)	(251,025)	(39,550)	(312,942)

		0		0

Payment for shares redeemed
Class A	(1,271,936)	(15,904,851)	(7,595,958)	(63,550,902)
Class B	(108,554)	(1,297,801)	(112,620)	(881,884)
Class C	(134,231)	(1,575,625)	(978,941)	(7,362,485)
Class I	(1,114,846)	(14,092,621)	(6,465,375)	(54,652,837)

		(32,870,898)		(126,448,108)

Net increase (decrease) in net assets
resulting from capital share transactions		25,392,819		(23,206,487)

Total increase in net assets		39,013,157		47,105,934
Net assets
Beginning of period		209,687,934		162,582,000

End of period		$ 248,701,091		$ 209,687,934

Overdistributed (undistributed)
net investment income		$ (24,861)		$ 2,413,788

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective May 21, 2003, a redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee which started at 1.42% and declined to 1.27% as the Fund's average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reim-

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

bursements were made. During the six months ended April 30, 2004, EIMC waived its fee in the amount of $21,750 and reimbursed expenses relating to Class A shares in the amount of $537 which represents 0.02% of the Fund"s average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. Total amounts subject to recoupment as of April 30, 2004 were $642,755.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $104,059,861 and $90,259,907, respectively, for the six months ended April 30, 2004.

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $199,830,884. The gross unrealized appreciation and depreciation on securities based on tax cost was $58,597,699 and $12,332,514, respectively, with a net unrealized appreciation of $46,265,185.

As of October 31, 2003, the Fund had $46,086,217 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2008	2009	2010

$4,076,393	$6,643,289	$20,952,673	$7,921,293	$6,492,569

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research &Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson &Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam &Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden &Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership   With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence   We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience   Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment   We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566673 rv1  6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Global Leaders Fund

Evergreen Global Leaders Fund: Semiannual Report as of April 30, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Global Leaders Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

1

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

2

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team Lead Manager

Gilman C. Gunn
International Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995

	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

6-month return with sales charge	-1.26%	-0.51%	3.42%	N/A

6-month return w/o sales charge	4.77%	4.49%	4.42%	5.03%

Average annual return*

1 year with sales charge	12.47%	13.59%	17.53%	N/A

1 year w/o sales charge	19.34%	18.59%	18.53%	19.80%

5 year	-3.95%	-3.87%	-3.51%	-2.53%

Since portfolio inception	4.27%	4.30%	4.27%	5.27%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Global Leaders Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International World-Free Index (MSCI World-Free) and the Consumer Price Index (CPI).

The MSCI World-Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of April 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$13.43	$12.13	$13.92	$19.09	$18.35	$14.95
Income from investment operations
Net investment loss	-0.02	-0.02	-0.06	-0.05	-0.03	-0.06
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.66	1.32	-1.73	-4.30	1.09	3.46
Total from investment operations	0.64	1.30	-1.79	-4.35	1.06	3.40
Distributions to shareholders from
Net realized gains	0	0	0	-0.82	-0.32	0
Net asset value, end of period	$14.07	$13.43	$12.13	$13.92	$19.09	$18.35
Total return[2]	4.77%	10.72%	-12.86%	-23.60%	5.82%	22.74%
Ratios and supplemental data
Net assets, end of period (thousands)	$101,010	$94,969	$89,528	$121,223	$134,930	$185,806
Ratios to average net assets
Expenses[3]	1.98%[4]	1.98%	1.88%	1.76%	1.69%	1.79%
Net investment loss	-0.22%[4]	-0.20%	-0.41%	-0.34%	-0.16%	-0.37%
Portfolio turnover rate	51%	141%	73%	24%	32%	33%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$12.70	$11.56	$13.37	$18.49	$17.92	$14.70
Income from investment operations
Net investment loss	-0.06	-0.10	-0.16	-0.16	-0.19	-0.19
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.63	1.24	-1.65	-4.14	1.08	3.41
Total from investment operations	0.57	1.14	-1.81	-4.30	0.89	3.22
Distributions to shareholders from
Net realized gains	0	0	0	-0.82	-0.32	0
Net asset value, end of period	$13.27	$12.70	$11.56	$13.37	$18.49	$17.92
Total return[2]	4.49%	9.86%	-13.54%	-24.12%	5.00%	21.90%
Ratios and supplemental data
Net assets, end of period (thousands)	$57,450	$76,434	$104,638	$151,189	$224,523	$207,433
Ratios to average net assets
Expenses[3]	2.69%[4]	2.69%	2.63%	2.50%	2.43%	2.58%
Net investment loss	-0.96%[4]	-0.88%	-1.16%	-1.09%	-0.93%	-1.16%
Portfolio turnover rate	51%	141%	73%	24%	32%	33%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$12.68	$11.54	$13.34	$18.46	$17.89	$14.67
Income from investment operations
Net investment loss	-0.06	-0.10	-0.16	-0.16	-0.18	-0.19
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.62	1.24	-1.64	-4.14	1.07	3.41
Total from investment operations	0.56	1.14	-1.80	-4.30	0.89	3.22
Distributions to shareholders from
Net realized gains	0	0	0	-0.82	-0.32	0
Net asset value, end of period	$13.24	$12.68	$11.54	$13.34	$18.46	$17.89
Total return[2]	4.42%	9.88%	-13.49%	-24.16%	5.01%	21.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$29,572	$33,939	$41,808	$63,449	$6,062	$4,486
Ratios to average net assets
Expenses[3]	2.68%[4]	2.69%	2.63%	2.60%	2.43%	2.57%
Net investment loss	-0.95%[4]	-0.90%	-1.17%	-1.18%	-0.91%	-1.15%
Portfolio turnover rate	51%	141%	73%	24%	32%	33%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[2]
		Year Ended October 31,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$13.71	$12.36	$14.14	$19.33	$18.54	$15.05
Income from investment operations
Net investment income (loss)	0	0.03	-0.03	-0.02	0.01	-0.03
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.69	1.32	-1.75	-4.35	1.10	3.52
Total from investment operations	0.69	1.35	-1.78	-4.37	1.11	3.49
Distributions to shareholders from
Net realized gains	0	0	0	-0.82	-0.32	0
Net asset value, end of period	$14.40	$13.71	$12.36	$14.14	$19.33	$18.54
Total return	5.03%	10.92%	-12.59%	-23.40%	6.03%	23.19%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,176	$6,085	$10,811	$21,386	$42,018	$47,043
Ratios to average net assets
Expenses[3]	1.68%[4]	1.68%	1.62%	1.49%	1.43%	1.57%
Net investment income (loss)	0.06%[4]	0.24%	-0.17%	-0.11%	0.07%	-0.16%
Portfolio turnover rate	51%	141%	73%	24%	32%	33%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income (loss) per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS 94.4%
CONSUMER DISCRETIONARY 16.4%
Auto Components 1.0%
Continental AG (p)	Germany	43,953	$ 1,906,107
Automobiles 2.1%
Toyota Motor Corp.	Japan	110,600	3,998,496
Hotels, Restaurants & Leisure 1.3%
Enterprise Inns plc	United Kingdom	98,938	1,070,769
Starbucks Corp. *	United States	38,567	1,498,713
2,569,482
Household Durables 2.0%
Matsushita Electric Industrial Co., Ltd.	Japan	180,000	2,643,773
Sharp Corp.	Japan	65,000	1,172,020
3,815,793
Internet & Catalog Retail 0.7%
Amazon.com, Inc. *	United States	30,305	1,317,055
Media 4.9%
News Corp., Ltd., ADR	United States	77,540	2,616,975
Publicis Groupe S.A. * (p)	France	32,466	972,073
TV Asahi Corp.	Japan	770	1,444,208
Viacom, Inc., Class B	United States	47,230	1,825,440
Vivendi Universal	France	106,074	2,666,561
9,525,257
Multi-line Retail 1.3%
Isetan Co., Ltd. (p)	Japan	177,100	2,445,525
Specialty Retail 2.5%
Chico's FAS, Inc. *	United States	30,786	1,253,914
Kingfisher plc	United Kingdom	355,376	1,785,915
Lowe's Companies, Inc.	United States	35,612	1,853,961
4,893,790
Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	United States	16,986	1,222,143
CONSUMER STAPLES 6.3%
Beverages 0.8%
Coca-Cola Co.	United States	29,969	1,515,532
Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc.	United States	29,341	1,672,437
Food Products 2.1%
General Mills, Inc.	United States	34,109	1,662,814
Nestle SA (p)	Switzerland	9,558	2,414,994
4,077,808
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 2.5%
Procter & Gamble Co.	United States	22,996	$ 2,431,827
Reckitt Benckiser plc	United Kingdom	92,492	2,405,697
4,837,524
ENERGY 7.2%
Oil & Gas 7.2%
Apache Corp.	United States	21,268	890,491
BP plc	United Kingdom	127,771	1,105,121
BP plc, ADR	United Kingdom	83,417	4,412,759
Petro-Canada (p)	Canada	49,800	2,201,952
Reliance Industries, Ltd., GDR 144A	India	87,749	2,237,600
Total SA, ADR	France	21,877	2,015,309
Total SA, Class B (p)	France	5,362	990,884
13,854,116
FINANCIALS 23.4%
Capital Markets 4.6%
Bank of New York Co., Inc.	United States	40,649	1,184,512
Deutsche Bank AG (p)	Germany	27,542	2,267,767
J.P. Morgan Chase & Co.	United States	44,097	1,658,047
Morgan Stanley	United States	23,775	1,221,797
UBS AG (p)	Switzerland	37,076	2,631,863
8,963,986
Commercial Banks 8.7%
Allied Irish Banks plc	Ireland	76,128	1,096,832
Bank of America Corp.	United States	39,090	3,146,354
BNP Paribas SA (p)	France	44,962	2,697,823
DEPFA Bank plc	Ireland	7,028	1,053,146
HSBC Holdings plc (p)	United Kingdom	216,800	3,168,737
Mitsubishi Tokyo Financial Group, Inc.	Japan	118	1,049,934
Royal Bank of Scotland Group plc	United Kingdom	66,861	2,008,319
The Bank Of Yokohama, Ltd. * (p)	Japan	239,000	1,305,822
The Chiba Bank, Ltd.	Japan	236,000	1,283,016
16,809,983
Consumer Finance 1.3%
Acom Co., Ltd.	Japan	34,840	2,481,243
Diversified Financial Services 2.1%
Citigroup, Inc.	United States	60,549	2,911,801
Power Corporation of Canada	Canada	30,400	1,202,918
4,114,719
Insurance 5.2%
Ace, Ltd.	United States	30,978	1,358,076
Allianz AG (p)	Germany	16,884	1,789,773
American International Group, Inc.	United States	46,133	3,305,429
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Mitsui Marine & Fire Insurance Co., Ltd.	Japan	193,000	$ 1,816,944
Prudential Financial, Inc.	United States	40,933	1,798,596
10,068,818
Real Estate 0.6%
Mitsubishi Estate Co., Ltd. (p)	Japan	92,000	1,087,845
Thrifts & Mortgage Finance 0.9%
Fannie Mae	United States	24,190	1,662,337
HEALTH CARE 12.2%
Biotechnology 0.9%
Amgen, Inc. *	United States	32,691	1,839,522
Health Care Equipment & Supplies 3.1%
Becton Dickinson & Co.	United States	22,986	1,161,942
Boston Scientific Corp. *	United States	41,106	1,693,156
Medtronic, Inc.	United States	18,677	942,442
Smith & Nephew Plc	United Kingdom	222,445	2,259,441
6,056,981
Pharmaceuticals 8.2%
Allergan, Inc.	United States	15,522	1,366,712
Aventis SA, Class A (p)	France	38,783	2,951,801
Johnson & Johnson Co.	United States	21,832	1,179,583
Novartis AG	Switzerland	58,211	2,591,839
Pfizer, Inc.	United States	71,364	2,551,977
Roche Holdings AG	Switzerland	35,634	3,733,177
Wyeth	United States	36,955	1,406,877
15,781,966
INDUSTRIALS 9.5%
Aerospace & Defense 0.7%
United Technologies Corp.	United States	15,726	1,356,525
Airlines 0.5%
Southwest Airlines Co.	United States	63,090	900,925
Building Products 1.5%
American Standard Companies, Inc. *	United States	11,932	1,255,127
Masco Corp.	United States	57,799	1,618,950
2,874,077
Commercial Services & Supplies 0.3%
Toppan Printing Co., Ltd.	Japan	55,000	646,355
Industrial Conglomerates 1.9%
General Electric Co.	United States	88,454	2,649,197
Siemens AG	Germany	13,611	982,149
3,631,346
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 4.6%
Danaher Corp.	United States	20,672	$ 1,912,574
Deere & Co.	United States	26,698	1,816,532
Donaldson Co., Inc.	United States	65,396	1,793,812
OSG Corp. (p)	Japan	47,000	594,074
Volvo AB, Class B (p)	Sweden	83,200	2,848,718
8,965,710
INFORMATION TECHNOLOGY 10.5%
Communications Equipment 1.6%
Cisco Systems, Inc. *	United States	97,000	2,024,390
Telefon AB LM Ericsson, Ser. B *	Sweden	436,000	1,181,711
3,206,101
Computers & Peripherals 1.0%
International Business Machines Corp.	United States	22,616	1,994,053
Electronic Equipment & Instruments 1.5%
Flextronics International, Ltd. *	United States	53,530	861,833
Hamamatsu Photonics K.K. (p)	Japan	38,700	696,751
Hitachi, Ltd.	Japan	192,000	1,348,253
2,906,837
IT Services 1.2%
First Data Corp.	United States	50,057	2,272,087
Office Electronics 0.6%
Neopost *	France	20,872	1,150,129
Semiconductors & Semiconductor Equipment 1.7%
Advantest Corp.	Japan	31,600	2,402,247
Samsung Electronics Co., Ltd.	South Korea	3,040	839,443
3,241,690
Software 2.9%
Cadence Design Systems, Inc. *	United States	50,921	652,807
Intuit, Inc. *	United States	20,363	864,817
Microsoft Corp.	United States	88,380	2,295,228
Oracle Corp. *	United States	152,673	1,712,991
5,525,843
MATERIALS 4.7%
Chemicals 1.8%
Air Products & Chemicals, Inc.	United States	29,332	1,461,027
Ecolab, Inc.	United States	43,445	1,294,661
Sumitomo Chemical Co., Ltd.	Japan	130,000	600,734
3,356,422
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.9%
Alcoa, Inc.	United States	50,494	$ 1,552,691
BHP Billiton, Ltd.	United Kingdom	224,291	1,792,708
JFE Holdings, Inc.	Japan	103,700	2,325,533
5,670,932
TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 3.6%
Deutsche Telekom *	Germany	60,592	1,044,980
Nippon Telegraph & Telephone Corp.	Japan	788	4,141,168
Verizon Communications, Inc.	United States	47,580	1,795,669
6,981,817
Wireless Telecommunications Services 0.6%
Telecom Italia Mobile SpA (p)	Italy	209,868	1,196,419
Total Common Stocks (cost $150,712,472)			182,395,733
SHORT-TERM INVESTMENTS 17.1%
MUTUAL FUND SHARES 17.1%
Evergreen Institutional U.S. Government Money
Market Fund (o)	United States	296,488	296,488
Navigator Prime Portfolio (pp)	United States	29,956,294	29,956,294
Total Short-Term Investments (cost $33,108,246)			33,108,246
Total Investments (cost $183,820,718) 111.5%			215,503,979
Other Assets and Liabilities (11.5%)			(22,295,269)
Net Assets 100.0%			$ 193,208,710

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total investment by geographic location as of April 30, 2004:
United States	53.5%
Japan	15.5%
United Kingdom	9.3%
France	6.2%
Switzerland	5.3%
Germany	3.7%
Sweden	1.9%
Canada	1.6%
India	1.0%
Ireland	1.0%
Italy	0.6%
South Korea	0.4%
100.0%
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $183,820,718) including
$28,398,205 of securities loaned	$ 215,503,979
Foreign currency, at value (cost $188,150)	188,767
Receivable for securities sold	7,481,631
Receivable for Fund shares sold	44,918
Dividends receivable	484,927
Receivable for securities lending income	12,161
Prepaid expenses and other assets	9,637

Total assets	223,726,020

Liabilities
Payable for Fund shares redeemed	431,799
Payable for securities on loan	29,956,294
Advisory fee payable	11,834
Distribution Plan expenses payable	9,706
Due to other related parties	20,831
Accrued expenses and other liabilities	86,846

Total liabilities	30,517,310

Net assets	$ 193,208,710

Net assets represented by
Paid-in capital	$ 196,283,240
Undistributed net investment loss	(619,989)
Accumulated net realized losses on securities and
foreign currency related transactions	(34,123,904)
Net unrealized gains on securities and foreign currency related transactions	31,669,363

Total net assets	$ 193,208,710

Net assets consists of
Class A	$ 101,010,267
Class B	57,450,076
Class C	29,572,242
Class I	5,176,125

Total net assets	$ 193,208,710

Shares outstanding
Class A	7,176,962
Class B	4,330,395
Class C	2,233,492
Class I	359,561

Net asset value per share
Class A	$ 14.07
Class A -- Offering price (based on sales charge of 5.75%)	$ 14.93
Class B	$ 13.27
Class C	$ 13.24
Class I	$ 14.40

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $78,981)	$ 1,827,993

Expenses
Advisory fee	911,668
Distribution Plan expenses
Class A	152,306
Class B	346,953
Class C	165,253
Administrative services fee	104,680
Transfer agent fees	620,858
Trustees' fees and expenses	2,011
Printing and postage expenses	24,945
Custodian and accounting fees	87,070
Registration and filing fees	18,461
Professional fees	10,249
Other	8,552

Total expenses	2,453,006
Less: Expense reductions	(314)
Fee waivers and expense reimbursements	(26,170)

Net expenses	2,426,522

Net investment loss	(598,529)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	18,779,696
Foreign currency related transactions	138,832

Net realized gains on securities and foreign currency related transactions	18,918,528
Net change in unrealized gains or losses on securities and foreign currency related transactions	(8,031,769)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	10,886,759

Net increase in net assets resulting from operations	$ 10,288,230

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004		Year Ended
	(unaudited)		October 31, 2003

Operations
Net investment loss		$ (598,529)		$ (1,253,829)
Net realized gains on securities and foreign currency related transactions		18,918,528		3,921,845
Net change in unrealized gains or losses on securities and foreign currency related transactions		(8,031,769)		16,211,233

Net increase in net assets resulting from operations		10,288,230		18,879,249

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	271,856	3,965,498	6,569,059	78,742,868
Class B	54,620	739,171	132,836	1,533,343
Class C	32,915	450,990	98,961	1,138,268
Class I	6,924	99,707	1,007,363	11,576,795

		5,255,366		92,991,274

Automatic conversion of Class B shares to Class A shares
Class A	1,069,543	15,363,716	1,339,451	16,855,651
Class B	(1,132,596)	(15,363,716)	(1,412,465)	(16,855,651)

		0		0

Payment for shares redeemed
Class A	(1,236,378)	(17,779,356)	(8,217,407)	(98,066,895)
Class B	(608,896)	(8,233,788)	(1,755,081)	(19,932,664)
Class C	(476,532)	(6,436,925)	(1,045,761)	(11,916,194)
Class I	(91,046)	(1,311,713)	(1,438,684)	(17,311,924)

		(33,761,782)		(147,227,677)

Net decrease in net assets resulting from capital share transactions		(28,506,416)		(54,236,403)

Total decrease in net assets		(18,218,186)		(35,357,154)
Net assets
Beginning of period		211,426,896		246,784,050

End of period		$ 193,208,710		$ 211,426,896

Undistributed net investment loss		$ (619,989)		$ (21,460)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Global Leaders Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective May 21, 2003, a redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.87% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended April 30, 2004, EIMC waived its fee in the amount of $23,077 and reimbursed expenses relating to Class A shares in the amount of $3,093 which represents 0.02% of the Fund's average daily net assets and 0.01% of the average daily net assets of Class A shares, respectively, on an annualized basis. Total amounts subject to recoupment as of April 30, 2004 were $23,077.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.59% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2004, the Fund paid brokerage commissions of $10,231 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $104,922,055 and $134,975,852, respectively, for the six months ended April 30, 2004.

During the six months ended April 30, 2004, the Fund loaned securities to certain brokers. At April 30, 2004, the value of securities on loan and the value of collateral amounted to $28,398,205, and $29,956,294, respectively. During the six months ended April 30, 2004, the Fund earned $26,590 in income from securities lending which is included in dividend income on the Statement of Operations.

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $184,970,287. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,707,673 and $3,173,981, respectively, with a net unrealized appreciation of $30,533,692.

As of October 31, 2003, the Fund had $51,455,490 in capital loss carryovers for federal income tax purposes with $8,958,758 expiring in 2008, $17,574,316 expiring in 2009 and $24,922,416 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566674 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Global Opportunities Fund

Evergreen Global Opportunities Fund: Semiannual Report as of April 30, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Global Opportunities Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

1

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

2

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

J. Gary Craven, CFA, CPA
Small/Mid Cap Growth Team Lead Manager

Fancis X. Claro, CFA
International Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

6-month return with sales charge	-0.20%	0.44%	4.48%	N/A

6-month return w/o sales charge	5.88%	5.44%	5.48%	6.05%

Average annual return*

1 year with sales charge	36.94%	39.14%	43.20%	N/A

1 year w/o sales charge	45.25%	44.14%	44.20%	45.67%

5 year	7.36%	7.55%	7.83%	8.85%

10 year	7.12%	6.95%	6.95%	7.89%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance.

The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Global Opportunities Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free), the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The MSCI World Free and the Russell 2000 Growth are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund's performance returns.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of April 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$19.22	$13.71	$15.42	$27.82	$26.08	$19.26
Income from investment operations
Net investment loss	-0.10	-0.17	-0.12	-0.14	-0.25	-0.18
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.23	5.68	-1.59	-5.26	6.89	8.22
Total from investment operations	1.13	5.51	-1.71	-5.40	6.64	8.04
Distributions to shareholders from
Net realized gains	0	0	0	-7.00	-4.90	-1.22
Net asset value, end of period	$20.35	$19.22	$13.71	$15.42	$27.82	$26.08
Total return[2]	5.88%	40.19%	-11.09%	-24.33%	27.91%	44.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$97,935	$88,541	$60,506	$56,546	$68,513	$53,533
Ratios to average net assets
Expenses[3]	1.88%[4]	2.08%	1.89%	1.77%	1.68%	1.77%
Net investment loss	-0.99%[4]	-1.12%	-0.76%	-0.82%	-0.82%	-0.81%
Portfolio turnover rate	85%	257%	256%	210%	218%	136%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$16.91	$12.15	$13.78	$25.79	$24.65	$18.39
Income from investment operations
Net investment loss	-0.16	-0.25	-0.23	-0.24	-0.45	-0.32
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.08	5.01	-1.40	-4.77	6.49	7.80
Total from investment operations	0.92	4.76	-1.63	-5.01	6.04	7.48
Distributions to shareholders from
Net realized gains	0	0	0	-7.00	-4.90	-1.22
Net asset value, end of period	$17.83	$16.91	$12.15	$13.78	$25.79	$24.65
Total return[2]	5.44%	39.18%	-11.83%	-24.86%	26.94%	43.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$28,403	$31,244	$38,126	$78,946	$143,909	$111,267
Ratios to average net assets
Expenses[3]	2.58%[4]	2.81%	2.62%	2.52%	2.43%	2.53%
Net investment loss	-1.74%[4]	-1.87%	-1.59%	-1.58%	-1.58%	-1.57%
Portfolio turnover rate	85%	257%	256%	210%	218%	136%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$16.98	$12.20	$13.83	$25.86	$24.70	$18.43
Income from investment operations
Net investment loss	-0.16	-0.25	-0.22	-0.24	-0.45	-0.32
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.09	5.03	-1.41	-4.79	6.51	7.81
Total from investment operations	0.93	4.78	-1.63	-5.03	6.06	7.49
Distributions to shareholders from
Net realized gains	0	0	0	-7.00	-4.90	-1.22
Net asset value, end of period	$17.91	$16.98	$12.20	$13.83	$25.86	$24.70
Total return[2]	5.48%	39.18%	-11.79%	-24.88%	26.97%	42.98%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,650	$18,448	$15,585	$18,759	$29,427	$19,963
Ratios to average net assets
Expenses[3]	2.58%[4]	2.80%	2.63%	2.52%	2.43%	2.53%
Net investment loss	-1.71%[4]	-1.85%	-1.54%	-1.57%	-1.57%	-1.57%
Portfolio turnover rate	85%	257%	256%	210%	218%	136%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[2]
		Year Ended October 31,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$19.52	$13.90	$15.59	$28.03	$26.19	$19.58
Income from investment operations
Net investment loss	-0.07	-0.13	-0.09	-0.10	-0.15	-0.20
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.25	5.75	-1.60	-5.34	6.89	8.03
Total from investment operations	1.18	5.62	-1.69	-5.44	6.74	7.83
Distributions to shareholders from
Net realized gains	0	0	0	-7.00	-4.90	-1.22
Net asset value, end of period	$20.70	$19.52	$13.90	$15.59	$28.03	$26.19
Total return	6.05%	40.43%	-10.84%	-24.27%	28.22%	42.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$977	$761	$475	$538	$782	$231
Ratios to average net assets
Expenses[3]	1.59%[4]	1.77%	1.61%	1.52%	1.42%	1.72%
Net investment loss	-0.70%[4]	-0.84%	-0.53%	-0.56%	-0.48%	-0.49%
Portfolio turnover rate	85%	257%	256%	210%	218%	136%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 24.5%
Auto Components 2.6%
Autoliv, Inc.	Sweden	17,200	$ 731,924
Continental AG	Germany	51,290	2,224,290
Toyota Industries Corp.	Japan	42,000	913,333
3,869,547
Automobiles 0.9%
Hero Honda Motors, Ltd.	India	58,862	639,050
Pininfarina SpA *	Italy	23,967	670,241
1,309,291
Hotels, Restaurants & Leisure 2.0%
Enterprise Inns plc	United Kingdom	117,234	1,268,780
Hilton Group plc	United Kingdom	82,806	365,083
Rank Group plc	United Kingdom	59,833	337,575
Shuffle Master, Inc. *	United States	32,300	1,057,825
3,029,263
Household Durables 1.2%
Bang & Olufsen AS, Ser. B	Denmark	8,000	439,051
Stanley Furniture Co., Inc.	United States	24,300	972,000
Techtronic Industries Co., Ltd. *	Hong Kong	124,000	332,269
1,743,320
Media 6.4%
Aegis Group plc *	United Kingdom	140,159	224,425
Arnoldo Mondadori Editore SpA *	Italy	60,688	566,201
Daily Mail & General Trust plc, Class A	United Kingdom	12,424	147,796
DENTSU, Inc. *	Japan	607	1,694,659
Edipresse SA	Switzerland	295	149,983
Fuji Television Network, Inc. *	Japan	68	176,831
Grupo Televisa SA, ADR	Mexico	19,904	867,615
Harris Interactive, Inc. *	United States	141,700	1,032,993
Incepta Group *	United Kingdom	93,416	185,213
Ipsos SA *	France	2,273	233,706
ITV plc *	United Kingdom	879,175	1,926,394
Lagardere Groupe S.C.A.	France	10,596	637,688
M6-Metropole Television SA	France	6,737	195,986
Promotora de Informaciones SA	Spain	4,922	87,656
Publicis Groupe SA *	France	9,129	273,334
Seven Network, Ltd.	Australia	53,047	193,623
Sogecable, SA *	Spain	5,372	229,815
TV Asahi Corp.	Japan	227	425,760
West Australian Newspapers Holdings, Ltd.	Australia	32,480	148,308
9,397,986
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.3%
Galeries LaFayette SA *	France	8,876	$ 1,559,472
House of Fraser plc	United Kingdom	169,702	339,474
1,898,946
Specialty Retail 5.1%
bebe Stores, Inc. *	United States	26,800	854,920
Dixons Group plc	United Kingdom	104,463	287,738
Escada AG	Germany	4,244	74,718
Hot Topic, Inc. *	United States	33,900	754,614
MFI Furniture Group plc	United Kingdom	112,665	313,328
NEXT Group plc	United Kingdom	13,438	332,592
Pacific Sunwear of California, Inc. *	United States	41,400	888,858
Pigeon Corp.	Japan	7,300	104,375
RONA, Inc. *	Canada	28,700	619,635
Select Comfort Corp. *	United States	41,300	1,001,112
Signet Group plc	United Kingdom	133,139	273,419
West Marine, Inc. *	United States	41,600	1,209,728
Yamada Denki Co., Ltd.	Japan	21,400	734,889
7,449,926
Textiles, Apparel & Luxury Goods 5.0%
Adidas-Salomon AG	Germany	7,708	889,362
Burberry Group	United Kingdom	156,609	1,076,691
Christian Dior SA	France	12,871	807,744
Deckers Outdoor Corp.	United States	25,700	688,503
Hermes International SA *	France	1,344	267,523
K-Swiss, Inc., Class A	United States	38,700	755,037
Puma AG	Germany	9,318	2,141,548
Quiksilver, Inc. *	United States	32,700	707,301
7,333,709
CONSUMER STAPLES 3.9%
Beverages 1.2%
Davide Campari Milano SpA	Italy	11,655	541,594
Fomento Economico Mexicano SA, ADR, Ser. B	Mexico	11,087	484,724
Ito En, Ltd.	Japan	16,600	708,431
1,734,749
Food & Staples Retailing 0.6%
Colruyt NV	Belgium	2,148	230,887
United Natural Foods, Inc. *	United States	28,600	716,430
947,317
Food Products 0.8%
John B. Sanfilippo & Son, Inc. *	United States	21,700	680,729
Lindt & Spruengli, Ltd.	Switzerland	516	512,760
1,193,489
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.9%
Jenn Feng Industrial Co., Ltd. *	Taiwan	195,000	$ 443,182
Uni-Charm Corp.	Japan	16,900	799,329
1,242,511
Tobacco 0.4%
Altadis SA	Spain	20,393	575,911
ENERGY 1.3%
Oil & Gas 1.3%
Canadian Natural Resources, Ltd. *	Canada	13,422	739,418
Spinnaker Exploration Co. *	United States	26,900	959,523
Tupras-Turkiye Petrol Rafinerileri AS	Turkey	25,298,000	160,396
1,859,337
FINANCIALS 15.3%
Capital Markets 3.4%
3I Group plc	United Kingdom	107,845	1,153,772
D. Carnegie & Co. AB	Sweden	47,400	505,814
GMP Capital Corp.	Canada	22,337	307,113
ICAP plc *	United Kingdom	229,745	1,122,976
Man Group plc	United Kingdom	38,323	1,147,717
Piper Jaffray Co., Inc. *	United States	16,700	808,614
5,046,006
Commercial Banks 6.9%
Anglo Irish Bank Corp. plc	Ireland	117,094	1,914,245
Banco Comercial Portugues SA	Portugal	195,444	454,103
Bank Polska Kasa Opieki Grupa	Poland	7,043	219,600
City Holding Co.	United States	21,200	648,720
DEPFA Bank plc	Ireland	12,903	1,933,515
Hanmi Financial Corp.	United States	32,900	814,933
Kookmin Bank *	South Korea	8,180	305,351
NISSIN Co., Ltd.	Japan	125,900	459,726
OTP Bank *	Hungary	19,273	359,628
Shinsei Bank *	Japan	136,000	915,580
Sumitomo Trust & Banking Co., Ltd.	Japan	109,000	655,788
The Bank Of Yokohama, Ltd. *	Japan	63,000	344,212
The Chiba Bank, Ltd.	Japan	115,000	625,198
Turkiye Garanti Bankasi SA *	Turkey	151,802,658	465,193
10,115,792
Consumer Finance 0.2%
Nelnet, Inc., Class A *	United States	18,000	366,300
Diversified Financial Services 1.4%
Almanij NV	Belgium	15,368	907,391
Brascan Corp., Class A	Canada	22,769	772,252
Deutsche Boerse AG *	Germany	5,718	314,194
1,993,837
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.5%
Britannic Assurance plc	United Kingdom	140,370	$ 846,752
QBE Insurance Group, Ltd.	Australia	54,837	460,835
Triad Guaranty, Inc. *	United States	16,600	908,020
2,215,607
Real Estate 0.9%
Fadesa Inmobiliaria SA *	Spain	81,157	1,258,711
Thrifts & Mortgage Finance 1.0%
BankAtlantic Bancorp, Inc., Class A	United States	57,600	901,440
Dime Community Bancorp, Inc.	United States	36,750	628,425
1,529,865
HEALTH CARE 9.8%
Biotechnology 3.7%
Abgenix, Inc. *	United States	43,200	702,864
Cubist Pharmaceuticals, Inc. *	United States	58,000	576,520
DOV Pharmaceutical, Inc. *	United States	43,200	747,792
Ligand Pharmaceuticals, Inc., Class B *	United States	37,800	809,298
Oscient Pharmaceuticals Corp. *	United States	168,600	977,880
Regeneron Pharmaceuticals, Inc. *	United States	48,200	603,946
Tanox, Inc. *	United States	57,100	973,555
5,391,855
Health Care Equipment & Supplies 2.4%
Conceptus, Inc. *	United States	57,300	658,950
ICU Medical, Inc. *	United States	22,700	757,499
Possis Medical, Inc.	United States	25,200	640,836
Q-Med AB *	Sweden	6,508	186,615
Quidel Corp. *	United States	100,500	683,400
Sonic Innovations, Inc.	United States	76,000	695,400
3,622,700
Health Care Providers & Services 1.7%
Allscripts Heathcare Solutions, Inc.	United States	80,000	752,800
eResearch Technology, Inc. *	United States	35,100	1,104,948
Odyssey Healthcare, Inc. *	United States	39,800	669,038
2,526,786
Pharmaceuticals 2.0%
Daiichi Pharmaceutical Co., Ltd.	Japan	13,800	241,827
Kos Pharmaceuticals, Inc. *	United States	17,900	736,764
Richter Gedeon, Ltd. *	Hungary	3,979	404,982
Salix Pharmaceuticals, Ltd.	United States	27,200	841,296
SkyePharma plc *	United Kingdom	635,541	668,090
2,892,959
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 17.7%
Aerospace & Defense 1.5%
British Aerospace plc	United Kingdom	270,670	$ 1,007,268
Embraer Empresa Brasileira de Aeronautica SA, ADR	Brazil	17,698	456,608
KVH Industries, Inc. *	United States	54,700	752,891
2,216,767
Air Freight & Logistics 0.1%
Exel plc	United Kingdom	12,433	156,616
Airlines 0.7%
AirTran Holdings, Inc. *	United States	64,400	786,324
Koninklijke Grolsch	Netherlands	9,860	279,279
1,065,603
Commercial Services & Supplies 8.5%
ARRK Corp.	Japan	8,600	365,460
Buhrmann NV	Netherlands	144,160	1,360,508
Charles River Associates, Inc. *	United States	26,863	866,869
Education Management Corp. *	United States	38,200	1,354,572
Glory, Ltd.	Japan	70,000	1,112,490
Kroll, Inc. *	United States	47,100	1,396,044
Navigant Consulting Co. *	United States	38,600	676,658
Prosegur, Compania de Seguridad, SA *	Spain	10,720	174,736
Randstad Holding NV	Netherlands	28,966	773,266
Regus Group plc *	United Kingdom	405,660	545,190
Strayer Education, Inc.	United States	15,400	1,924,538
Toppan Printing Co., Ltd.	Japan	75,000	881,394
Vedior NV *	Netherlands	71,838	1,042,766
12,474,491
Construction & Engineering 1.0%
ACS Actividades Co.	Spain	4,159	201,881
Fomento de Construcciones y Contratas SA	Spain	22,783	808,486
Heijmans NV *	Netherlands	17,904	434,859
1,445,226
Electrical Equipment 0.1%
Leoni AG *	Germany	3,183	198,802
Industrial Conglomerates 0.8%
Koninklijke BAM Groep NV *	Netherlands	29,340	913,616
NOK Corp.	Japan	5,100	197,318
1,110,934
Machinery 4.5%
A.S.V., Inc.	United States	28,000	831,040
Ashtead Group plc *	United Kingdom	2,094,487	1,105,522
Charter plc *	United Kingdom	152,387	402,844
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	South Korea	26,860	274,701
Deutz AG *	Germany	245,117	1,111,430
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
MAN AG *	Germany	33,582	$ 1,232,326
OSG Corp.	Japan	22,000	278,077
Shibaura Mechatronics Corp.	Japan	39,000	301,780
THK Co.	Japan	59,100	1,143,284
6,681,004
Transportation Infrastructure 0.5%
Fraport AG *	Germany	23,753	669,946
INFORMATION TECHNOLOGY 17.6%
Communications Equipment 3.1%
Amper, SA *	Spain	35,570	181,478
Comtech Telecommunications Corp.	United States	26,000	420,680
Ditech Communications Corp. *	United States	53,700	772,206
F5 Networks, Inc. *	United States	27,700	703,580
Filtronic plc	United Kingdom	108,486	744,882
Redback Networks, Inc.	United States	115,400	633,546
SafeNet, Inc. *	United States	23,800	511,700
SiRF Technology Holdings, Inc. *	United States	33,500	536,000
4,504,072
Computers & Peripherals 1.4%
Logitech International SA *	Switzerland	12,801	554,679
Novatel Wireless, Inc. *	United States	49,900	735,527
Presstek, Inc.	United States	71,000	756,150
2,046,356
Electronic Equipment & Instruments 1.3%
Benchmark Electronics, Inc. *	United States	19,500	527,085
Hamamatsu Photonics K.K.	Japan	15,700	282,661
Nidec Corp.	Japan	6,900	744,611
TAKANO Co., Ltd.	Japan	18,400	321,936
1,876,293
Internet Software & Services 1.2%
eCollege.com *	United States	102,800	1,858,624
IT Services 2.5%
Carreker Corp. *	United States	80,500	586,040
Dimension Data Holdings plc *	United Kingdom	131,059	86,034
Getronics NV *	Netherlands	503,024	1,367,555
Logica plc	United Kingdom	34,193	131,643
Solvus SA *	Belgium	26,451	433,053
TNS, Inc. *	United States	48,500	1,037,900
3,642,225
Office Electronics 1.3%
Neopost *	France	34,257	1,887,694
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 4.7%
Advantest Corp.	Japan	15,600	$ 1,185,920
Anam Semiconductor, Inc. *	South Korea	81,720	314,455
ASM Pacific Technology, Ltd.	Cayman Islands	50,000	207,059
Axcelis Technologies, Inc. *	United States	89,200	937,492
BE Semiconductor Industries NV *	Netherlands	201,487	1,416,496
Integrated Silicon Solution, Inc. *	United States	43,100	591,763
Microsemi Corp. *	United States	63,000	684,810
Rudolph Technologies, Inc.	United States	53,600	861,352
UMC Japan *	Japan	736	666,878
6,866,225
Software 2.1%
ANSYS, Inc. *	United States	21,100	781,755
Magma Design Automation, Inc. *	United States	41,300	769,832
MapInfo Corp.	United States	62,200	687,310
Sagem SA	France	2,004	218,408
Wind River Systems, Inc. *	United States	72,300	676,728
3,134,033
MATERIALS 3.4%
Chemicals 0.7%
Linde AG *	Germany	5,827	318,369
LINTEC Corp.	Japan	15,000	224,527
Sanyo Chemical Industries, Ltd.	Japan	61,000	429,457
972,353
Construction Materials 0.5%
Cemex SA de CV, ADR *	Mexico	19,277	567,708
Gujarat Ambuja Cements, Ltd.	India	25,907	193,763
761,471
Metals & Mining 1.7%
JFE Holdings, Inc.	Japan	40,500	908,236
Mitsui Mining & Smelting Co., Ltd.	Japan	176,000	741,540
Noranda, Inc.	Canada	15,100	216,312
Steel Dynamics, Inc. *	United States	26,700	642,669
2,508,757
Paper & Forest Products 0.5%
Mercer International, Inc.	United States	91,600	770,356
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 1.3%
Cesky Telecom AS *	Czech Republic	31,258	398,385
SKY Perfect Communications, Inc. *	Japan	753	1,002,954
VersaTel Telecom International NV *	Netherlands	269,544	577,847
1,979,186
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunications Services 2.0%
America Movil SA de CV, ADR, Ser. L	Mexico	12,762	$ 431,356
Carphone Warehouse plc	United Kingdom	86,230	218,775
Mobistar SA *	Belgium	16,709	1,080,623
Triton PCS Holdings, Inc.	United States	142,800	715,428
Turkcell Iletisim Hizmetleri AS *	Turkey	40,629,050	440,780
2,886,962
UTILITIES 0.2%
Electric Utilities 0.2%
Tata Power Co.	India	38,942	332,763
Total Common Stocks (cost $123,579,116)			142,592,479
PREFERRED STOCKS 0.9%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.4%
Porsche AG	Germany	977	605,553
Media 0.5%
ProSiebenSat.1 Media AG	Germany	38,846	762,889
Total Preferred Stocks (cost $1,157,448)			1,368,442
SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional U.S. Government Money
Market Fund (o) (cost $2,564,658)	United States	2,564,658	2,564,658
Total Investments (cost $127,301,222) 99.7%			146,525,579
Other Assets and Liabilities 0.3%			439,015
Net Assets 100.0%			$ 146,964,594

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

The following table shows the percent of total investments by geographic location as of April 30, 2004:

United States	40.3%
Japan	13.5%
United Kingdom	11.3%
Germany	7.2%
Netherlands	5.6%
France	4.2%
Ireland	2.6%
Spain	2.4%
Canada	1.8%
Belgium	1.8%
Mexico	1.6%
Italy	1.2%
Sweden	1.0%
Switzerland	0.8%
India	0.8%
South Korea	0.6%
Australia	0.6%
Hungary	0.5%
Brazil	0.3%
Portugal	0.3%
Taiwan	0.3%
Denmark	0.3%
Czech Republic	0.3%
Hong Kong	0.2%
Poland	0.2%
Cayman Islands	0.2%
Turkey	0.1%
100.0%
See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $127,301,222)	$ 146,525,579
Foreign currency, at value (cost $328,583)	326,239
Receivable for securities sold	1,830,972
Receivable for Fund shares sold	832,368
Dividends receivable	213,288
Prepaid expenses and other assets	27,578

Total assets	149,756,024

Liabilities
Payable for securities purchased	2,392,315
Payable for Fund shares redeemed	310,203
Advisory fee payable	11,107
Distribution Plan expenses payable	6,422
Due to other related parties	2,670
Accrued expenses and other liabilities	68,713

Total liabilities	2,791,430

Net assets	$ 146,964,594

Net assets represented by
Paid-in capital	$ 143,298,376
Undistributed net investment loss	(922,203)
Accumulated net realized losses on securities and foreign currency related transactions	(14,626,497)
Net unrealized gains on securities and foreign currency related transactions	19,214,918

Total net assets	$ 146,964,594

Net assets consists of
Class A	$ 97,935,116
Class B	28,402,605
Class C	19,650,331
Class I	976,542

Total net assets	$ 146,964,594

Shares outstanding
Class A	4,812,679
Class B	1,592,544
Class C	1,097,056
Class I	47,184

Net asset value per share
Class A	$ 20.35
Class A -- Offering price (based on sales charge of 5.75%)	$ 21.59
Class B	$ 17.83
Class C	$ 17.91
Class I	$ 20.70

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $59,018)	$ 659,207

Expenses
Advisory fee	676,629
Distribution Plan expenses
Class A	145,363
Class B	154,723
Class C	99,804
Administrative services fee	74,255
Transfer agent fees	265,611
Trustees' fees and expenses	6,994
Printing and postage expenses	46,150
Custodian and accounting fees	67,954
Registration and filing fees	25,793
Professional fees	11,049
Other	3,417

Total expenses	1,577,742
Less: Expense reductions	(319)
Expense reimbursements	(2,983)

Net expenses	1,574,440

Net investment loss	(915,233)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	21,056,325
Foreign currency related transactions	39,595

Net realized gains on securities and foreign currency related transactions	21,095,920
Net change in unrealized gains or losses on securities and foreign currency related transactions	(12,273,446)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	8,822,474

Net increase in net assets resulting from operations	$ 7,907,241

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April, 30, 2004		Year Ended
	(unaudited)		October 31, 2003

Operations
Net investment loss		$ (915,233)		$ (1,640,017)
Net realized gains on securities and foreign currency related transactions		21,095,920		13,761,817
Net change in unrealized gains or losses on securities and foreign currency related transactions		(12,273,446)		27,238,994

Net increase in net assets resulting from operations		7,907,241		39,360,794

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	679,950	14,239,174	6,325,360	90,839,849
Class B	146,324	2,655,197	208,065	3,094,159
Class C	107,563	1,953,447	441,396	5,764,446
Class I	13,681	294,360	723,559	9,942,964

		19,142,178		109,641,418

Automatic conversion of Class B shares to Class A shares
Class A	86,892	1,787,555	490,282	7,216,404
Class B	(98,899)	(1,787,555)	(554,977)	(7,216,404)

		0		0

Payment for shares redeemed
Class A	(561,119)	(11,651,800)	(6,621,722)	(94,702,298)
Class B	(302,592)	(5,521,773)	(942,801)	(12,160,694)
Class C	(97,156)	(1,787,860)	(632,036)	(8,000,713)
Class I	(5,505)	(118,111)	(718,745)	(9,836,119)

		(19,079,544)		(124,699,824)

Net increase (decrease) in net assets resulting from capital share transactions		62,634		(15,058,406)

Total increase in net assets		7,969,875		24,302,388
Net assets
Beginning of period		138,994,719		114,692,331

End of period		$ 146,964,594		$ 138,994,719

Undistributed net investment loss		$ (922,203)		$ (6,970)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Global Opportunities Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective May 21, 2003, a redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended April 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,983.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

23

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.36% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2004, the Fund paid brokerage commissions of $13,325 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $124,463,283 and $124,803,851, respectively, for the six months ended April 30, 2004.

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $128,192,420. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,358,630 and $6,025,471, respectively, with a net unrealized appreciation of $18,333,159.

As of October 31, 2003, the Fund had $35,039,681 in capital loss carryovers for federal income tax purposes with $27,730,741 expiring in 2009 and $7,308,940 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566675 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen International Equity Fund

Evergreen International Equity Fund: Semiannual Report as of April 30, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen International Equity Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Gilman C. Gunn
International Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

6-month return with sales charge	4.91%	5.85%	9.96%	N/A	N/A

6-month return w/o sales charge	11.30%	10.85%	10.96%	11.43%	11.05%

Average annual return*

1 year with sales charge	26.33%	28.10%	32.23%	N/A	N/A

1 year w/o sales charge	34.09%	33.10%	33.23%	34.51%	33.33%

5 year	1.58%	1.68%	2.06%	3.07%	2.07%

10 year	5.37%	5.52%	5.53%	6.13%	5.54%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C or I shares, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month end performance information for the R shares. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C , I and R prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A, I and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C . Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, I and R would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen International Equity Fund Class A shares, versus a similar investment in the Morgan Stanley Captial International Europe, Australia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of April 30, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$7.06	$5.89	$6.47	$8.61	$8.72	$7.47
Income from investment operations
Net investment income	0.01	0.08	0.07	0.05	0.07	0.06
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.78	1.14	-0.60	-1.50	0.34	1.19
Total from investment operations	0.79	1.22	-0.53	-1.45	0.41	1.25
Distributions to shareholders from
Net investment income	-0.07	-0.05	-0.05	-0.02	-0.11	0
Net realized gains	0	0	0	-0.67	-0.41	0
Total distributions to shareholders	-0.07	-0.05	-0.05	-0.69	-0.52	0
Net asset value, end of period	$7.78	$7.06	$5.89	$6.47	$8.61	$8.72
Total return[2]	11.30%	20.89%	-8.27%	-18.20%	4.66%	16.73%
Ratios and supplemental data
Net assets, end of period (millions)	$228	$178	$195	$150	$132	$128
Ratios to average net assets
Expenses[3]	1.06%[4]	1.13%	1.12%	1.17%	1.15%	1.22%
Net investment income	0.32%[4]	1.26%	1.11%	0.76%	0.72%	0.77%
Portfolio turnover rate	37%	141%	92%	129%	145%	131%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$6.88	$5.74	$6.33	$8.49	$8.62	$7.43
Income from investment operations
Net investment income (loss)	-0.02	0.02	0.02	0	-0.01	0
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.77	1.12	-0.57	-1.48	0.35	1.19
Total from investment operations	0.75	1.14	-0.55	-1.48	0.34	1.19
Distributions to shareholders from
Net investment income	-0.04	0	-0.04	-0.01	-0.06	0
Net realized gains	0	0	0	-0.67	-0.41	0
Total distributions to shareholders	-0.04	0	-0.04	-0.68	-0.47	0
Net asset value, end of period	$7.59	$6.88	$5.74	$6.33	$8.49	$8.62
Total return[2]	10.85%	19.86%	-8.75%	-18.78%	3.86%	16.02%
Ratios and supplemental data
Net assets, end of period (millions)	$44	$38	$31	$37	$50	$64
Ratios to average net assets
Expenses[3]	1.77%[4]	1.85%	1.87%	1.92%	1.90%	1.97%
Net investment income (loss)	-0.42%[4]	0.37%	0.29%	0.04%	-0.11%	0.01%
Portfolio turnover rate	37%	141%	92%	129%	145%	131%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$6.88	$5.74	$6.33	$8.50	$8.62	$7.43
Income from investment operations
Net investment income (loss)	-0.02	0.03	0.02	-0.02	-0.01	0
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency transactions	0.77	1.11	-0.57	-1.47	0.36	1.19
Total from investment operations	0.75	1.14	-0.55	-1.49	0.35	1.19
Distributions to shareholders from
Net investment income	-0.03	0	-0.04	-0.01	-0.06	0
Net realized gains	0	0	0	-0.67	-0.41	0
Total distributions to shareholders	-0.03	0	-0.04	-0.68	-0.47	0
Net asset value, end of period	$7.60	$6.88	$5.74	$6.33	$8.50	$8.62
Total return[2]	10.96%	19.86%	-8.75%	-18.88%	3.99%	16.02%
Ratios and supplemental data
Net assets, end of period (millions)	$58	$52	$44	$49	$3	$2
Ratios to average net assets
Expenses[3]	1.77%[4]	1.85%	1.87%	1.93%	1.91%	1.97%
Net investment income (loss)	-0.44%[4]	0.44%	0.33%	-0.36%	-0.10%	-0.02%
Portfolio turnover rate	37%	141%	92%	129%	145%	131%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[2]
		Year Ended October 31,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$7.11	$5.93	$6.49	$8.62	$8.73	$7.45
Income from investment operations
Net investment income	0.02	0.09	0.09	0.07	0.09	0.08
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.79	1.15	-0.60	-1.51	0.35	1.20
Total from investment operations	0.81	1.24	-0.51	-1.44	0.44	1.28
Distributions to shareholders from
Net investment income	-0.10	-0.06	-0.05	-0.02	-0.14	0
Net realized gains	0	0	0	-0.67	-0.41	0
Total distributions to shareholders	-0.10	-0.06	-0.05	-0.69	-0.55	0
Net asset value, end of period	$7.82	$7.11	$5.93	$6.49	$8.62	$8.73
Total return	11.43%	21.19%	-7.90%	-18.02%	4.93%	17.18%
Ratios and supplemental data
Net assets, end of period (millions)	$1,377	$1,173	$677	$522	$567	$506
Ratios to average net assets
Expenses[3]	0.77%[4]	0.84%	0.88%	0.92%	0.90%	0.97%
Net investment income	0.58%[4]	1.40%	1.33%	1.07%	0.97%	1.02%
Portfolio turnover rate	37%	141%	92%	129%	145%	131%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)
		Year Ended October 31, 2003[1,2]
CLASS R
Net asset value, beginning of period	$6.88	$6.97
Income from investment operations
Net investment income	0	0
Net realized and unrealized losses on securities and foreign currency related transactions	0.76	-0.09
Net asset value, end of period	$7.64	$6.88
Total return	11.05%	-1.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$254	$1
Ratios to average net assets
Expenses[3]	1.27%[4]	0.95%[4]
Net investment income (loss)	1.90%[4]	-1.83%[4]
Portfolio turnover rate	37%	141%

[1]   For the period from October 10, 2003 (commencement of class operations), to October 31, 2003.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS 93.9%
CONSUMER DISCRETIONARY 23.3%
Auto Components 2.2%
Autoliv, Inc.	Sweden	558,031	$ 23,746,311
Continental AG	Germany	83,036	3,601,017
Toyota Industries Corp.	Japan	467,600	10,168,441
37,515,769
Automobiles 2.1%
Hyundai Motor Co., Ltd.	South Korea	147,100	5,610,197
Renault S.A.	France	113,170	8,437,248
Toyota Motor Corp.	Japan	581,600	21,026,449
35,073,894
Hotels, Restaurants & Leisure 1.4%
Enterprise Inns plc	United Kingdom	709,504	7,678,696
Hilton Group plc	United Kingdom	3,597,546	15,861,183
23,539,879
Household Durables 2.8%
Matsushita Electric Industrial Co., Ltd.	Japan	1,862,000	27,348,362
Sharp Corp.	Japan	1,173,000	21,150,456
48,498,818
Leisure Equipment & Products 0.6%
Fuji Photo Film Co., Ltd.	Japan	307,000	9,874,960
Media 7.8%
Arnoldo Mondadori Editore SpA *	Italy	301,467	2,812,596
Axel Springer Verlag AG *	Germany	19,500	1,973,429
British Sky Broadcast *	United Kingdom	1,752,700	20,710,216
Edipresse S.A.	Switzerland	2,757	1,401,702
Grupo Televisa SA, ADR	Mexico	213,510	9,306,901
Mediaset SpA	Italy	270,214	2,961,141
News Corp., Ltd.	Australia	2,717,610	23,230,117
Publicis Groupe S.A. *	France	615,747	18,436,245
Telegraaf Holdings NV	Netherlands	200,074	4,337,100
Television Broadcasts, Ltd.	Hong Kong	1,567,000	7,312,948
Television Francaise 1 S.A.	France	381,777	11,782,959
TV Asahi Corp.	Japan	1,087	2,038,771
Vivendi Universal	France	1,098,472	27,614,145
133,918,270
Multi-line Retail 1.4%
Galeries LaFayette S.A. *	France	15,223	2,674,611
Isetan Co., Ltd.	Japan	1,478,900	20,421,724
23,096,335
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 3.2%
Dixons Group plc	United Kingdom	2,184,258	$ 6,016,423
Kingfisher plc	United Kingdom	5,292,770	26,598,415
NEXT Group plc	United Kingdom	436,403	10,801,020
Yamada Denki Co., Ltd.	Japan	347,500	11,933,357
55,349,215
Textiles, Apparel & Luxury Goods 1.8%
Adidas-Salomon AG	Germany	28,273	3,262,186
Christian Dior S.A.	France	237,844	14,926,351
Hermes International S.A. *	France	24,819	4,940,211
Jusco Co., Ltd.	Japan	88,000	3,859,195
Marui Co., Ltd.	Japan	216,600	3,399,186
30,387,129
CONSUMER STAPLES 6.7%
Beverages 1.4%
Diageo plc	United Kingdom	1,689,585	22,677,323
Food & Staples Retailing 0.9%
Koninklijke Ahold NV *	Netherlands	211,828	1,638,876
Seven-Eleven Japan Co., Ltd.	Japan	406,000	13,795,134
15,434,010
Food Products 2.1%
Bunge, Ltd.	Bermuda	370,568	13,729,544
Lindt & Spruengli, Ltd.	Switzerland	5,430	5,395,910
Nestle SA	Switzerland	67,945	17,167,477
36,292,931
Household Products 0.7%
Uni-Charm Corp.	Japan	260,100	12,302,107
Personal Products 0.4%
Boots Group plc	United Kingdom	671,908	7,283,730
Tobacco 1.2%
Gallaher Group plc	United Kingdom	863,280	10,315,543
Indian Tobacco Co., Ltd.	India	143,369	3,467,518
Swedish Match Co.	Sweden	596,445	6,013,338
19,796,399
ENERGY 7.2%
Oil & Gas 7.2%
BP plc	United Kingdom	4,123,029	35,661,025
BP plc, ADR	United Kingdom	292,343	15,464,945
Eni SpA	Italy	793,547	16,118,650
Gail India, Ltd.	India	401,060	1,969,225
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Hindustan Petroleum Corp., Ltd.	India	477,068	$ 4,939,644
MOL Magyar Olaj es Gazipari Rt	Hungary	121,598	4,593,153
Oil & Natural Gas Corp., Ltd.	India	100,100	1,890,803
Petro-Canada	Canada	148,088	6,547,844
Petroleo Brasileiro SA, ADR	Brazil	112,661	3,255,903
Total SA, Class B	France	179,806	33,227,700
123,668,892
FINANCIALS 18.7%
Capital Markets 2.7%
3I Group plc	United Kingdom	214,563	2,295,488
D. Carnegie & Co. AB	Sweden	273,600	2,919,632
Deutsche Bank AG	Germany	201,776	16,613,930
Pargesa Holdings AG	Switzerland	3,674	9,764,126
UBS AG	Switzerland	215,453	15,294,068
46,887,244
Commercial Banks 9.6%
Anglo Irish Bank Corp. plc	Ireland	1,108,217	18,117,056
Banco Itau SA	Brazil	27,420,000	2,171,604
Bank Austria Creditanstalt AG *	Austria	94,841	5,378,315
BNP Paribas SA	France	248,311	14,899,231
HBOS plc	United Kingdom	1,213,370	15,725,928
HSBC Holdings plc	United Kingdom	2,035,289	29,425,275
Lloyds TSB Group plc	United Kingdom	142,710	1,067,222
Mitsubishi Tokyo Financial Group, Inc.	Japan	3,662	32,583,555
Oriental Bank of Commerce, Ltd.	India	894,429	6,394,956
OTP Bank *	Hungary	836,084	15,601,042
Royal Bank of Scotland Group plc	United Kingdom	572,951	17,209,857
Sumitomo Trust & Banking Co., Ltd.	Japan	959,000	5,769,728
164,343,769
Consumer Finance 1.4%
Acom Co., Ltd.	Japan	339,010	24,143,692
Diversified Financial Services 1.4%
Brascan Corp., Class A	Canada	711,878	24,144,658
Insurance 2.3%
Allianz AG	Germany	78,987	8,372,943
CNP Assurances	France	58,791	3,485,349
Irish Life & Permanent plc	Ireland	657,957	10,180,994
QBE Insurance Group, Ltd.	Australia	1,761,008	14,799,027
Scor S.A.	France	1,076,648	1,714,966
38,553,279
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 1.3%
British Land Co. plc	United Kingdom	795,699	$ 9,169,186
Housing Development Finance Corp., Ltd.	India	173,413	2,328,032
Mitsubishi Estate Co., Ltd.	Japan	881,000	10,417,297
21,914,515
HEALTH CARE 10.1%
Biotechnology 0.7%
Serono SA	Switzerland	19,890	11,905,042
Health Care Equipment & Supplies 1.1%
Smith & Nephew plc	United Kingdom	1,782,563	18,106,028
Pharmaceuticals 8.3%
Aventis SA, Class A	France	324,171	24,672,882
Daiichi Pharmaceutical Co., Ltd.	Japan	364,500	6,387,378
Eisai Co., Ltd.	Japan	586,800	14,993,666
GlaxoSmithKline plc, ADR	United Kingdom	533,870	11,053,739
Novartis AG	Switzerland	431,853	19,228,212
Richter Gedeon, Ltd. *	Hungary	64,271	6,541,499
Roche Holdings AG	Switzerland	323,964	33,939,918
Sugi Pharmacy Co., Ltd.	Japan	72,200	2,891,533
Taisho Pharmaceutical Co.	Japan	348,000	6,795,089
Yamanouchi Pharmaceutical Co., Ltd.	Japan	471,700	15,728,320
142,232,236
INDUSTRIALS 8.2%
Aerospace & Defense 0.8%
British Aerospace plc	United Kingdom	3,577,095	13,311,753
Airlines 0.1%
Koninklijke Grolsch	Netherlands	70,389	1,993,729
Automobiles 0.3%
Tata Motors, Ltd.	India	499,271	5,309,877
Commercial Services & Supplies 0.7%
Buhrmann NV	Netherlands	90,411	853,253
Ritchie Brothers Auctioneers, Inc. *	Canada	114,614	6,733,572
Toppan Printing Co., Ltd.	Japan	312,000	3,666,597
Vedior NV *	Netherlands	96,933	1,407,034
12,660,456
Electrical Equipment 0.2%
Johnson Electric Holdings, Ltd.	Bermuda	3,046,000	2,694,642
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.9%
Groupe Bruxelles Lambert SA	Belgium	192,093	$ 11,549,028
Reliance Industries, Ltd.	India	1,245,897	14,747,924
Siemens AG	Germany	323,606	23,350,909
49,647,861
Machinery 2.2%
Deutz AG *	Germany	310,173	1,411,620
Fanuc, Ltd.	Japan	39,100	2,394,926
Heidelberger Druckmaschinen AG *	Germany	255,479	8,873,263
OSG Corp.	Japan	154,000	1,946,541
Volvo AB, Class B	Sweden	669,743	22,931,599
37,557,949
Transportation Infrastructure 1.0%
Seino Transportation Co., Ltd.	Japan	238,000	2,352,721
Yamato Transport Co., Ltd.	Japan	996,000	15,134,254
17,486,975
INFORMATION TECHNOLOGY 5.9%
Communications Equipment 0.5%
LM Ericsson Telephone Co., Ser. B *	Sweden	3,177,036	8,610,868
Computers & Peripherals 0.8%
NEC Corp.	Japan	1,661,000	13,048,403
Electronic Equipment & Instruments 1.7%
Hamamatsu Photonics K.K.	Japan	99,900	1,798,589
Hitachi, Ltd.	Japan	1,974,000	13,861,731
Nidec Corp.	Japan	132,300	14,277,108
29,937,428
IT Services 0.2%
Infosys Technologies, Ltd.	India	27,936	3,233,308
Office Electronics 1.2%
Canon, Inc.	Japan	204,000	10,702,306
Neopost *	France	182,004	10,029,132
20,731,438
Semiconductors & Semiconductor Equipment 1.5%
Advantest Corp.	Japan	141,500	10,756,898
Samsung Electronics Co., Ltd.	South Korea	41,720	14,641,871
25,398,769
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 4.1%
Chemicals 2.1%
Imperial Chemical Industries plc	United Kingdom	6,215,624	$ 24,178,377
Lonza Group AG	Switzerland	103,192	4,976,173
Sanyo Chemical Industries, Ltd.	Japan	417,000	2,935,795
Sumitomo Chemical Co., Ltd.	Japan	755,000	3,488,878
35,579,223
Construction Materials 0.5%
Cemex S.A. de CV, ADR *	Mexico	266,984	7,862,679
Metals & Mining 1.5%
BHP Billiton, Ltd.	United Kingdom	1,437,170	11,486,977
JFE Holdings, Inc.	Japan	638,200	14,312,010
25,798,987
TELECOMMUNICATION SERVICES 8.1%
Diversified Telecommunication Services 6.6%
Bharti Televentures, Ltd. *	India	1,245,401	4,755,320
BT Group plc	United Kingdom	1,469,819	4,654,842
China Telecom Corp., Ltd. *	China	33,498,000	9,985,365
Deutsche Telekom *	Germany	1,970,411	33,982,043
France Telecom SA	France	745,388	17,970,342
Nippon Telegraph & Telephone Corp.	Japan	5,376	28,252,435
Telefonica SA *	Spain	490,393	7,288,635
Telefonos de Mexico SA de CV, ADR	Mexico	170,174	5,809,740
112,698,722
Wireless Telecommunications Services 1.5%
Telecom Italia Mobile SpA	Italy	703,569	4,010,918
Vodafone Airtouch plc	United Kingdom	8,612,649	20,934,382
24,945,300
UTILITIES 1.6%
Electric Utilities 1.1%
E. ON AG	Germany	277,463	18,376,398
Gas Utilities 0.5%
Gazprom Oao	Russia	302,386	9,343,727
Total Common Stocks (cost $1,296,911,517)			1,603,168,616
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional U.S. Government Money Market Fund (o)
(cost $60,724,954)	United States	60,724,954	$ 60,724,954
Total Investments (cost $1,357,636,471) 97.5%			1,663,893,570
Other Assets and Liabilities 2.5%			43,503,847
Net Assets 100.0%			$ 1,707,397,417

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
*	Non-income producing security

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total investments by geographic location as of April 30, 2004:

Japan	25.1%
United Kingdom	21.5%
France	11.7%
Germany	7.2%
Switzerland	7.2%
Sweden	3.9%
United States	3.6%
India	2.9%
Australia	2.3%
Canada	2.2%
Ireland	1.7%
Hungary	1.6%
Italy	1.6%
Mexico	1.4%
South Korea	1.2%
Bermuda	1.0%
Belgium	0.7%
Netherlands	0.6%
China	0.6%
Russia	0.6%
Hong Kong	0.4%
Spain	0.4%
Brazil	0.3%
Austria	0.3%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $1,357,636,471)	$ 1,663,893,570
Cash	2,534
Foreign currency, at value (cost $841,642)	843,094
Receivable for securities sold	40,717,778
Receivable for Fund shares sold	4,440,650
Dividends receivable	7,149,519
Prepaid expenses and other assets	299,609

Total assets	1,717,346,754

Liabilities
Payable for securities purchased	8,118,776
Payable for Fund shares redeemed	1,470,082
Advisory fee payable	60,363
Distribution Plan expenses payable	14,048
Due to other related parties	14,409
Accrued expenses and other liabilities	271,659

Total liabilities	9,949,337

Net assets	$ 1,707,397,417

Net assets represented by
Paid-in capital	$ 1,560,419,809
Undistributed net investment income	4,327,530
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions	(163,594,141)
Net unrealized gains on securities and foreign currency related transactions	306,244,219

Total net assets	$ 1,707,397,417

Net assets consists of
Class A	$ 227,759,721
Class B	44,495,605
Class C	57,879,516
Class I	1,377,008,740
Class R	253,835

Total net assets	$ 1,707,397,417

Shares outstanding
Class A	29,288,842
Class B	5,859,153
Class C	7,619,324
Class I	175,986,654
Class R	33,208

Net asset value per share
Class A	$ 7.78
Class A -- Offering price (based on sales charge of 5.75%)	$ 8.25
Class B	$ 7.59
Class C	$ 7.60
Class I	$ 7.82
Class R	$ 7.64

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,745,662)	$ 10,961,449

Expenses
Advisory fee	3,525,921
Distribution Plan expenses
Class A	314,453
Class B	213,028
Class C	285,317
Class R	176
Administrative services fee	812,560
Transfer agent fees	591,481
Trustees' fees and expenses	10,307
Printing and postage expenses	87,801
Custodian and accounting fees	1,090,362
Registration and filing fees	59,407
Professional fees	34,323
Other	20,332

Total expenses	7,045,468
Less: Expense reductions	(3,596)
Expense reimbursements	(8,619)

Net expenses	7,033,253

Net investment income	3,928,196

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	86,763,957
Foreign currency related transactions	(289,484)

Net realized gains on securities and foreign currency related transactions	86,474,473
Net change in unrealized gains or losses on securities
and foreign currency related transactions	75,977,632

Net realized and unrealized gains or losses on securities
and foreign currency related transactions	162,452,105

Net increase in net assets resulting from operations	$ 166,380,301

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004		Year Ended
	(unaudited)		October 31, 2003(a)

Operations
Net investment income		$ 3,928,196		$ 15,084,810
Net realized gains or losses on securities
and foreign currency related transactions		86,474,473		(16,333,368)
Net change in unrealized gains or losses on securities and foreign currency related transactions		75,977,632		246,658,902

Net increase in net assets resulting from operations		166,380,301		245,410,344

Distributions to shareholders from
Net investment income
Class A		(1,948,612)		(1,686,171)
Class B		(195,350)		0
Class C		(245,898)		0
Class I		(16,265,507)		(7,450,807)

Total distributions to shareholders		(18,655,367)		(9,136,978)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	10,262,939	78,398,068	73,560,564	446,993,210
Class B	1,093,320	8,191,300	1,923,368	11,504,324
Class C	1,401,251	10,396,022	3,443,786	20,683,165
Class I	25,631,254	197,812,189	96,990,861	592,041,627
Class R	33,065	255,518	143	1,000

		295,053,097		1,071,223,326

Net asset value of shares issued in reinvestment of distributions
Class A	238,757	1,752,742	166,475	960,584
Class B	21,155	151,894	0	0
Class C	29,387	210,999	0	0
Class I	1,117,694	8,237,407	726,931	4,216,200

		10,353,042		5,176,784

Automatic conversion of Class B shares to Class A shares
Class A	163,273	1,258,852	787,142	4,697,361
Class B	(167,160)	(1,258,852)	(803,854)	(4,697,361)

		0		0

Payment for shares redeemed
Class A	(6,621,975)	(50,477,566)	(82,348,170)	(511,243,785)
Class B	(553,619)	(4,180,465)	(1,038,890)	(6,112,214)
Class C	(1,333,248)	(9,989,483)	(3,581,668)	(21,323,815)
Class I	(15,663,525)	(121,331,855)	(46,876,908)	(280,490,051)

		(185,979,369)		(819,169,865)

Net increase in net assets resulting from capital share transactions		119,426,770		257,230,245

Total increase in net assets		267,151,704		493,503,611
Net assets
Beginning of period		1,440,245,713		946,742,102

End of period		$ 1,707,397,417		$ 1,440,245,713

Undistributed net investment income		$ 4,327,530		$ 19,054,701

(a) For Class R, for the period from October 10, 2003 (commencement of class operations), to October 31, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen International Equity Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective May 21, 2003, a redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended April 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $8,619.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $642,916,332 and $582,851,848, respectively, for the six months ended April 30, 2004.

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $1,367,619,439. The gross unrealized appreciation and depreciation on securities based on tax cost was $306,760,663 and $10,486,532, respectively, with a net unrealized appreciation of $296,274,131.

As of October 31, 2003, the Fund had $236,940,048 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2008	2009	2010	2011

$49,245	$10,458,615	$102,890,812	$103,584,773	$19,956,603

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2004, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003,Evergreen Investments was ranked third overall.

566676 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Precious Metals Fund

Evergreen Precious Metals Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Precious Metals Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP and profits vs. many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

1

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the YTD weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

2

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of April 30, 2004

MANAGEMENT TEAM

Gilman C. Gunn
International Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2004.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/30/1978	1/29/1998	2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

6-month return with sales charge	-17.59%	-17.13%	-13.74%	N/A

6-month return w/o sales charge	-12.56%	-12.86%	-12.89%	-12.42%

Average annual return*

1 year with sales charge	38.69%	41.10%	45.04%	N/A

1 year w/o sales charge	47.12%	46.10%	46.04%	47.57%

5 year	17.39%	17.68%	17.90%	18.89%

10 year	2.61%	2.74%	2.72%	3.17%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, or I shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Precious Metals Fund Class A shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), Financial Times Stock Exchange Gold Mines Index (FTSE Gold Mines) and the Consumer Price Index (CPI).

The S&P 500 and the FTSE Gold Mines are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fuctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS A		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$32.12	$17.32	$12.38	$8.74	$11.88	$11.64
Income from investment operations
Net investment income (loss)	-0.13	-0.14	-0.04	0.15	0.02	-0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-3.75	15.12	5.13	3.53	-3.16	0.25
Total from investment operations	-3.88	14.98	5.09	3.68	-3.14	0.24
Distributions to shareholders from
Net investment income	-0.92	-0.18	-0.15	-0.04	0	0
Net asset value, end of period	$27.32	$32.12	$17.32	$12.38	$8.74	$11.88
Total return[2]	-12.56%	87.03%	41.63%	42.15%	-26.43%	2.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$165,966	$176,785	$87,373	$57,028	$43,781	$69,387
Ratios to average net assets
Expenses[3]	1.24%[4]	1.44%	1.61%	1.92%	2.16%	2.01%
Net investment income (loss)	-0.81%[4]	-0.62%	-0.26%	1.50%	0.16%	-0.07%
Portfolio turnover rate	75%	129%	36%	23%	31%	33%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS B		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$31.00	$16.76	$12.05	$8.56	$11.72	$11.58
Income from investment operations
Net investment income (loss)	-0.24	-0.28	-0.15	0.06	-0.09	-0.10
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-3.63	14.60	4.99	3.45	-3.07	0.24
Total from investment operations	-3.87	14.32	4.84	3.51	-3.16	0.14
Distributions to shareholders from
Net investment income	-0.69	-0.08	-0.13	-0.02	0	0
Net asset value, end of period	$26.44	$31.00	$16.76	$12.05	$8.56	$11.72
Total return[2]	-12.86%	85.65%	40.54%	41.08%	-26.96%	1.21%
Ratios and supplemental data
Net assets, end of period (thousands)	$36,910	$40,385	$24,389	$10,039	$5,895	$13,781
Ratios to average net assets
Expenses[3]	1.95%[4]	2.16%	2.35%	2.67%	2.91%	2.76%
Net investment income (loss)	-1.51%[4]	-1.32%	-0.93%	0.63%	-0.80%	-0.94%
Portfolio turnover rate	75%	129%	36%	23%	31%	33%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[1]
		Year Ended October 31,
CLASS C		2003[1]	2002[1]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$30.93	$16.74	$12.04	$8.55	$11.71	$11.58
Income from investment operations
Net investment income (loss)	-0.24	-0.29	-0.13	0.04	-0.07	-0.09
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-3.61	14.58	4.96	3.47	-3.09	0.22
Total from investment operations	-3.85	14.29	4.83	3.51	-3.16	0.13
Distributions to shareholders from
Net investment income	-0.78	-0.10	-0.13	-0.02	0	0
Net asset value, end of period	$26.30	$30.93	$16.74	$12.04	$8.55	$11.71
Total return[2]	-12.89%	85.72%	40.49%	41.13%	-26.99%	1.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$77,994	$71,188	$17,543	$1,634	$261	$465
Ratios to average net assets
Expenses[3]	1.95%[4]	2.15%	2.33%	2.63%	2.92%	2.85%
Net investment income (loss)	-1.51%[4]	-1.33%	-0.73%	0.41%	-0.65%	-0.80%
Portfolio turnover rate	75%	129%	36%	23%	31%	33%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2004 (unaudited)[2]
		Year Ended October 31,
CLASS I1		2003[2]	2002[2]	2001[2]	2000[2,3]
Net asset value, beginning of period	$31.83	$17.16	$12.24	$8.63	$10.42
Income from investment operations
Net investment income (loss)	-0.09	-0.08	0.03	0.30	0.04
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-3.70	14.97	5.05	3.35	-1.83
Total from investment operations	-3.79	14.89	5.08	3.65	-1.79
Distributions to shareholders from
Net investment income	-0.98	-0.22	-0.16	-0.04	0
Net asset value, end of period	$27.06	$31.83	$17.16	$12.24	$8.63
Total return	-12.42%	87.44%	42.02%	42.41%	-17.18%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,924	$1,595	$403	$23	$1
Ratios to average net assets
Expenses[4]	0.95%[5]	1.15%	1.34%	1.51%	1.79%[5]
Net investment income (loss)	-0.52%[5]	-0.35%	0.19%	2.47%	0.48%[5]
Portfolio turnover rate	75%	129%	36%	23%	31%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income (loss) per share is based on average shares outstanding during the period.

[3]   For the period from February 29, 2000 (commencement of class operations), to October 31, 2000.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS 89.1%
MATERIALS 89.1%
Metals & Mining 89.1%
Agnico-Eagle Mines, Ltd.	Canada	82,600	$ 1,003,732
Amerigo Resources, Ltd.	Canada	6,742,400	7,130,912
AngloGold, Ltd.	South Africa	152,562	4,865,183
AngloGold, Ltd., ADR	South Africa	175,433	5,512,105
Asia Gold Mining Corp.	Canada	100,000	130,562
Avgold, Ltd. *	South Africa	3,995,536	4,439,420
Barrick Gold Corp.	Canada	625,357	12,025,615
Barrick Gold Corp. - Canadian Exchange	Canada	38,700	737,586
Bema Gold Corp.	Canada	1,416,900	3,628,612
Cambior, Inc.	Canada	1,668,900	4,564,825
Compania de Minas Buenaventura SA, ADR	Peru	505,101	10,930,386
Crystallex International Corp.	Canada	121,542	271,039
Durban Roodepoort Deep Ltd., ADR	South Africa	695,172	1,821,351
Eldorado Gold Corp.	Canada	4,167,700	10,457,249
First Quantum Minerals, Ltd.	Canada	1,226,400	11,181,619
FNX Mining Co., Inc.	Canada	535,000	2,559,883
Gabriel Resources, Ltd. *	Canada	133,800	242,031
Gammon Lakes Resources, Inc.	Canada	809,000	4,744,245
Glamis Gold, Ltd.	Canada	300,995	4,334,328
Goldcorp, Inc.	Canada	458,510	5,084,876
Goldcorp, Inc., Class A - Canadian Exchange	Canada	153,400	1,719,736
Golden Star Resources, Ltd.	Canada	185,292	824,549
Goldfields, Ltd.	South Africa	110,545	1,120,588
Goldfields, Ltd., ADR	South Africa	1,183,507	12,036,266
Guinor Gold Corp.	Canada	3,598,000	3,122,991
Harmony Gold Mining, Ltd.	South Africa	44,862	498,783
Harmony Gold Mining, Ltd., ADR	South Africa	916,299	10,115,941
IAMGOLD Corp.	Canada	279,000	1,351,247
Impala Platinum Holdings, Ltd.	South Africa	90,254	6,166,616
Inmet Mining Corp.	Canada	399,200	5,182,903
Ivanhoe Mines, Ltd.	Canada	845,000	5,084,792
JCI, Ltd.	South Africa	247,926	16,099
Kinross Gold Corp. - Canadian Exchange *	Canada	837,100	4,640,379
Lihir Gold, Ltd.	Papua New Guinea	2,309,367	1,632,544
Meridian Gold, Inc. - Canadian Exchange *	Canada	192,200	1,933,215
Minefinders Corp., Ltd.	Canada	2,100,000	13,548,505
Miramar Mining Corp. *	Canada	3,014,600	4,419,654
Newcrest Mining, Ltd.	Australia	1,747,931	14,373,914
Newmont Mining Corp.	United States	377,903	14,133,572
Northern Orion Resources, Inc.	Canada	3,015,000	6,641,357
Northgate Exploration, Ltd.	Canada	6,095,900	10,715,623
Novagold Resources, Inc.	Canada	639,000	2,451,597
Placer Dome, Inc.	Canada	1,075,032	14,898,328
Randgold Resources, Ltd., ADR	United Kingdom	120,672	2,016,429
Sino Gold, Ltd.	Australia	815,733	1,329,849
Southernera Resources, Ltd.	United States	1,600,000	4,831,510
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
St. Jude Resources, Ltd.	Canada	1,200,000	$ 1,269,147
Western Area Gold Mining Corp.	South Africa	224,720	989,013
WGI Heavy Minerals, Inc.	Canada	200,000	1,304,158
Wheaton River Minerals, Ltd.	Canada	3,091,200	7,914,013
Wolfden Resources, Inc.	Canada	38,900	134,774
Total Common Stocks (cost $248,594,791)			252,083,651

		Principal Amount	Value

CONVERTIBLE DEBENTURE 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
JCI, Ltd., 11.50%, 01/15/2006 (cost $5,983)	South Africa	$53,382	78

		Shares	Value

WARRANTS 1.7%
MATERIALS 1.7%
Metals & Mining 1.7%
Amerigo Resources, Ltd., expiring 6/18/2005 *	Canada	1,250,000	774,982
Nevsun Resources, Ltd., expiring 12/19/2008 *	Canada	100,000	37,114
Northgate Exploration, Ltd., expiring 12/28/2006 *	Canada	633,666	300,425
Southernera Resources, Ltd., expiring 11/17/2008 *	Canada	800,000	367,615
St. Jude Resources, Ltd., expiring 11/20/2008 *	Canada	600,000	85,848
Wheaton River Minerals, Ltd., expiring 5/30/2007 *	Canada	1,300,000	1,801,605
Wheaton River Minerals, Ltd., Ser. A, expiring 5/30/2007 *	Canada	1,000,000	1,407,731
Total Warrants (cost $1,696,391)			4,775,320
SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Evergreen Institutional Money Market Fund (o) (cost $14,058,008)	United States	14,058,008	14,058,008
Total Investments (cost $264,355,173) 95.8%			270,917,057
Other Assets and Liabilities 4.2%			11,877,471
Net Assets 100.0%			$ 282,794,528

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ADR	American Depository Receipt

The following table shows the percent of total investments by geographic location as of April 30, 2004:
Canada	59.0%
South Africa	17.6%
United States	12.2%
Australia	5.8%
Peru	4.0%
United Kingdom	0.8%
Papua New Guinea	0.6%
100.0%
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $264,355,173)	$ 270,917,057
Foreign currency, at value (cost $1,653,052)	1,641,138
Receivable for securities sold	9,133,612
Receivable for Fund shares sold	2,747,007
Dividends receivable	13,594
Prepaid expenses and other assets	138,611

Total assets	284,591,019

Liabilities
Payable for Fund shares redeemed	1,717,235
Advisory fee payable	12,591
Distribution Plan expenses payable	13,549
Due to other related parties	2,214
Accrued expenses and other liabilities	50,902

Total liabilities	1,796,491

Net assets	$ 282,794,528

Net assets represented by
Paid-in capital	$ 294,562,193
Overdistributed net investment income	(1,804,304)
Accumulated net realized losses on securities and foreign currency related transactions	(16,505,186)
Net unrealized gains on securities and foreign currency related transactions	6,541,825

Total net assets	$ 282,794,528

Net assets consists of
Class A	$ 165,965,638
Class B	36,909,966
Class C	77,994,427
Class I	1,924,497

Total net assets	$ 282,794,528

Shares outstanding
Class A	6,074,689
Class B	1,396,069
Class C	2,966,050
Class I	71,129

Net asset value per share
Class A	$ 27.32
Class A -- Offering price (based on sales charge of 5.75%)	$ 28.99
Class B	$ 26.44
Class C	$ 26.30
Class I	$ 27.06

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $40,757)	$ 723,150

Expenses
Advisory fee	870,630
Distribution Plan expenses
Class A	296,189
Class B	225,546
Class C	445,844
Administrative services fee	166,647
Transfer agent fees	331,300
Trustees' fees and expenses	3,242
Printing and postage expenses	19,803
Custodian and accounting fees	163,051
Registration and filing fees	13,905
Professional fees	10,620
Other	5,805

Total expenses	2,552,582
Less: Expense reductions	(2,870)
Expense reimbursements	(6,965)

Net expenses	2,542,747

Net investment loss	(1,819,597)

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	49,026,055
Foreign currency related transactions	(209,571)

Net realized gains on securities and foreign currency related transactions	48,816,484
Net change in unrealized gains or losses on securities and foreign currency related transactions	(91,409,849)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(42,593,365)

Net decrease in net assets resulting from operations	$ (44,412,962)

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004		Year Ended
	(unaudited)		October 31, 2003

Operations
Net investment loss		$ (1,819,597)		$ (1,629,076)
Net realized gains on securities and foreign currency related transactions		48,816,484		46,374,026
Net change in unrealized gains or losses on securities and foreign currency related transactions		(91,409,849)		77,649,470

Net increase (decrease) in net assets resulting from operations		(44,412,962)		122,394,420

Distributions to shareholders from
Net investment income
Class A		(5,414,305)		(888,084)
Class B		(955,641)		(113,975)
Class C		(2,110,647)		(117,894)
Class I		(51,499)		(6,906)
Total distributions to shareholders		(8,532,092)		(1,126,859)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,625,801	54,340,699	2,796,679	66,562,991
Class B	477,856	15,636,876	1,028,910	22,553,091
Class C	1,435,602	46,525,252	2,268,492	51,681,467
Class I	45,132	1,509,211	67,639	1,547,943

		118,012,038		142,345,492

Net asset value of shares issued in reinvestment of distributions
Class A	134,210	4,419,515	35,745	745,990
Class B	23,154	739,781	3,414	69,159
Class C	49,744	1,580,874	4,809	97,193
Class I	1,544	50,282	333	6,878

		6,790,452		919,220

Automatic conversion of Class B shares to Class A shares
Class A	2,666	88,514	10,824	251,167
Class B	(2,757)	(88,514)	(11,185)	(251,167)

		0		0

Payment for shares redeemed
Class A	(1,191,634)	(39,454,122)	(2,384,967)	(53,283,168)
Class B	(404,753)	(12,729,343)	(1,174,017)	(27,045,501)
Class C	(821,101)	(25,997,352)	(1,019,577)	(23,023,432)
Class I	(25,651)	(834,739)	(41,347)	(935,780)

		(79,015,556)		(104,287,881)

Net increase in net assets resulting from capital share transactions		45,786,934		38,976,831

Total increase (decrease) in net assets		(7,158,120)		160,244,392
Net assets
Beginning of period		289,952,648		$ 129,708,256

End of period		$ 282,794,528		289,952,648

Undistributed (overdistributed) net investment income		$ (1,804,304)		$ 8,547,385

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Precious Metals Fund (the "Fund") is a non-diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective May 21, 2003, a redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

15

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

16

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended April 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $6,965.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2004, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $259,201,911and $233,320,455, respectively, for the six months ended April 30, 2004.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $265,527,850. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,719,757 and $32,330,550, respectively, with a net unrealized appreciation of $5,389,207.

As of October 31, 2003, the Fund had $57,209,309 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008

$1,605,922	$10,013,434	$33,416,250	$12,173,703

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Effective May 1, 2004, EIS replaced Evergreen Distributor, Inc. as the distributor of the Fund's shares.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership -- With over $248 billion in assets under management as of March 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence -- We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience -- Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment -- We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566677 rv1   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 6/25/2004